UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10303

Buffalo Funds

(Exact name of registrant as specified in charter)

5420 W. 61st Place,

Mission, KS 66205

(Address of principal executive offices) (Zip code)

Laura Symon Browne

5420 W. 61st Place,

Mission, KS 66205

(Name and address of agent for service)

913-677-7778

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Buffalo Blue Chip Growth Fund
Investor Class | BUFEX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$51	0.91%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$170,387,639
Number of Holdings	83
Portfolio Turnover Rate**	28%
Weighted Average Market Capitalization	$1,918.68 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.7%
Microsoft Corp.	10.6%
Apple, Inc.	9.3%
Alphabet, Inc.	5.9%
Amazon.com, Inc.	5.2%
Fidelity Money Market Government Portfolio	4.9%
Meta Platforms, Inc.	4.2%
Broadcom, Inc.	3.5%
Mastercard, Inc.	1.7%
Netflix, Inc.	1.7%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Blue Chip Growth Fund	PAGE 1	TSR-SAR-119628105

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Blue Chip Growth Fund	PAGE 2	TSR-SAR-119628105

Buffalo Blue Chip Growth Fund
Institutional Class | BUIEX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.78%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$170,387,639
Number of Holdings	83
Portfolio Turnover Rate**	28%
Weighted Average Market Capitalization	$1,918.68 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.7%
Microsoft Corp.	10.6%
Apple, Inc.	9.3%
Alphabet, Inc.	5.9%
Amazon.com, Inc.	5.2%
Fidelity Money Market Government Portfolio	4.9%
Meta Platforms, Inc.	4.2%
Broadcom, Inc.	3.5%
Mastercard, Inc.	1.7%
Netflix, Inc.	1.7%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Blue Chip Growth Fund	PAGE 1	TSR-SAR-119530830

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Blue Chip Growth Fund	PAGE 2	TSR-SAR-119530830

Buffalo Early Stage Growth Fund
Investor Class | BUFOX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$81	1.50%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$69,771,065
Number of Holdings	69
Portfolio Turnover Rate**	25%
Weighted Average Market Capitalization	$2.45 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Bowman Consulting Group Ltd.	2.9%
American Superconductor Corp.	2.8%
Willdan Group, Inc.	2.6%
WisdomTree, Inc.	2.6%
HealthStream, Inc.	2.6%
TAT Technologies Ltd.	2.5%
Impinj, Inc.	2.3%
OneSpaWorld Holdings Ltd.	2.3%
i3 Verticals, Inc.	2.2%
Applied Optoelectronics, Inc.	2.2%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Early Stage Growth Fund	PAGE 1	TSR-SAR-119530301

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Early Stage Growth Fund	PAGE 2	TSR-SAR-119530301

Buffalo Early Stage Growth Fund
Institutional Class | BUIOX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$74	1.36%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$69,771,065
Number of Holdings	69
Portfolio Turnover Rate**	25%
Weighted Average Market Capitalization	$2.45 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Bowman Consulting Group Ltd.	2.9%
American Superconductor Corp.	2.8%
Willdan Group, Inc.	2.6%
WisdomTree, Inc.	2.6%
HealthStream, Inc.	2.6%
TAT Technologies Ltd.	2.5%
Impinj, Inc.	2.3%
OneSpaWorld Holdings Ltd.	2.3%
i3 Verticals, Inc.	2.2%
Applied Optoelectronics, Inc.	2.2%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Early Stage Growth Fund	PAGE 1	TSR-SAR-119530889

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Early Stage Growth Fund	PAGE 2	TSR-SAR-119530889

Buffalo Flexible Allocation Fund
Investor Class | BUFBX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	1.01%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$454,227,472
Number of Holdings	45
Portfolio Turnover Rate**	0%
Weighted Average Market Capitalization	$616.76 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	10.8%
Chevron Corp.	7.7%
Eli Lilly & Co.	5.9%
International Business Machines Corp.	4.3%
Costco Wholesale Corp.	4.1%
Exxon Mobil Corp.	4.0%
Allstate Corp.	3.8%
Kinder Morgan, Inc.	3.5%
Arthur J. Gallagher & Co.	3.4%
Digital Realty Trust, Inc.	3.2%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Flexible Allocation Fund	PAGE 1	TSR-SAR-119428100

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Flexible Allocation Fund	PAGE 2	TSR-SAR-119428100

Buffalo Flexible Allocation Fund
Institutional Class | BUIBX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.86%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$454,227,472
Number of Holdings	45
Portfolio Turnover Rate**	0%
Weighted Average Market Capitalization	$616.76 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	10.8%
Chevron Corp.	7.7%
Eli Lilly & Co.	5.9%
International Business Machines Corp.	4.3%
Costco Wholesale Corp.	4.1%
Exxon Mobil Corp.	4.0%
Allstate Corp.	3.8%
Kinder Morgan, Inc.	3.5%
Arthur J. Gallagher & Co.	3.4%
Digital Realty Trust, Inc.	3.2%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Flexible Allocation Fund	PAGE 1	TSR-SAR-119530871

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Flexible Allocation Fund	PAGE 2	TSR-SAR-119530871

Buffalo Growth Fund
Investor Class | BUFGX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$51	0.91%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$191,860,793
Number of Holdings	39
Portfolio Turnover Rate**	6%
Weighted Average Market Capitalization	$1,919.69 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.2%
Microsoft Corp.	12.0%
Alphabet, Inc.	10.1%
Apple, Inc.	8.6%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc.	6.1%
Broadcom, Inc.	3.4%
Visa, Inc.	2.6%
Mastercard, Inc.	2.5%
Fidelity Money Market Government Portfolio	2.1%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Growth Fund	PAGE 1	TSR-SAR-119826105

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth Fund	PAGE 2	TSR-SAR-119826105

Buffalo Growth Fund
Institutional Class | BIIGX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.77%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$191,860,793
Number of Holdings	39
Portfolio Turnover Rate**	6%
Weighted Average Market Capitalization	$1,919.69 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.2%
Microsoft Corp.	12.0%
Alphabet, Inc.	10.1%
Apple, Inc.	8.6%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc.	6.1%
Broadcom, Inc.	3.4%
Visa, Inc.	2.6%
Mastercard, Inc.	2.5%
Fidelity Money Market Government Portfolio	2.1%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Growth Fund	PAGE 1	TSR-SAR-119530863

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth Fund	PAGE 2	TSR-SAR-119530863

Buffalo Growth & Income Fund
Investor Class | BUFDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$48	0.92%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$180,699,117
Number of Holdings	94
Portfolio Turnover Rate**	1%
Weighted Average Market Capitalization	$758.10 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Meta Platforms, Inc.	5.4%
Microsoft Corp.	5.3%
Fidelity Money Market Government Portfolio	5.3%
Apple, Inc.	4.4%
Alphabet, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.1%
Viper Energy, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Visa, Inc.	2.4%
Vistra Corp.	2.1%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Growth & Income Fund	PAGE 1	TSR-SAR-119530608

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth & Income Fund	PAGE 2	TSR-SAR-119530608

Buffalo Growth & Income Fund
Institutional Class | BUIDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.77%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$180,699,117
Number of Holdings	94
Portfolio Turnover Rate**	1%
Weighted Average Market Capitalization	$758.10 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Meta Platforms, Inc.	5.4%
Microsoft Corp.	5.3%
Fidelity Money Market Government Portfolio	5.3%
Apple, Inc.	4.4%
Alphabet, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.1%
Viper Energy, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Visa, Inc.	2.4%
Vistra Corp.	2.1%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Growth & Income Fund	PAGE 1	TSR-SAR-119530806

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth & Income Fund	PAGE 2	TSR-SAR-119530806

Buffalo High Yield Fund
Investor Class | BUFHX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	1.01%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$713,239,970
Number of Holdings	183
Portfolio Turnover Rate**	17%
Average Duration	1.60 years
Average Maturity	4.40 years
30-Day SEC Yield	6.83%
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)
Asset Allocation (%)

Corporate Bonds (62.3%)
Bank Loans (27.1%)
Convertible Preferred Stocks (2.3%)
Convertible Bonds (1.9%)
Other Assets & Cash (6.4%)

Sector Breakdown (%)†
Credit Quality Breakdown (%)‡
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
‡	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 9/30/25. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. An unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.
Buffalo High Yield Fund	PAGE 1	TSR-SAR-119539104

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo High Yield Fund	PAGE 2	TSR-SAR-119539104

Buffalo High Yield Fund
Institutional Class | BUIHX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.86%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$713,239,970
Number of Holdings	183
Portfolio Turnover Rate**	17%
Average Duration	1.60 years
Average Maturity	4.40 years
30-Day SEC Yield	6.98%
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)
Asset Allocation (%)
Sector Breakdown (%)†
Credit Quality Breakdown (%)‡
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
‡	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 9/30/25. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. An unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.
Buffalo High Yield Fund	PAGE 1	TSR-SAR-119530855

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo High Yield Fund	PAGE 2	TSR-SAR-119530855

Buffalo International Fund
Investor Class | BUFIX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$54	1.03%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$931,100,970
Number of Holdings	83
Portfolio Turnover Rate**	9%
Weighted Average Market Capitalization	$148.00 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.1%
BayCurrent, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2%
Schneider Electric SE	2.8%
MercadoLibre, Inc.	2.7%
SK Hynix, Inc.	2.5%
Nintendo Co. Ltd.	2.4%
Lonza Group AG	2.4%
Siemens AG	2.4%
SAP SE	2.2%
Sector Breakdown (%)†
Geographic Breakdown (%)
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo International Fund	PAGE 1	TSR-SAR-119530509

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo International Fund	PAGE 2	TSR-SAR-119530509

Buffalo International Fund
Institutional Class | BUIIX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$46	0.88%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$931,100,970
Number of Holdings	83
Portfolio Turnover Rate**	9%
Weighted Average Market Capitalization	$148.00 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.1%
BayCurrent, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2%
Schneider Electric SE	2.8%
MercadoLibre, Inc.	2.7%
SK Hynix, Inc.	2.5%
Nintendo Co. Ltd.	2.4%
Lonza Group AG	2.4%
Siemens AG	2.4%
SAP SE	2.2%
Sector Breakdown (%)†
Geographic Breakdown (%)
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo International Fund	PAGE 1	TSR-SAR-119530848

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo International Fund	PAGE 2	TSR-SAR-119530848

Buffalo Mid Cap Discovery Fund
Investor Class | BUFTX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.01%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$530,355,538
Number of Holdings	69
Portfolio Turnover Rate**	33%
Weighted Average Market Capitalization	$40.64 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.3%
Veeva Systems, Inc.	3.4%
MSCI, Inc.	3.3%
Vistra Corp.	3.2%
Vertiv Holdings Co.	2.4%
Cencora, Inc.	2.3%
Verisk Analytics, Inc.	2.3%
Hilton Worldwide Holdings Inc.	2.1%
CoStar Group, Inc.	2.1%
TransUnion	2.1%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Mid Cap Discovery Fund	PAGE 1	TSR-SAR-119530103

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Discovery Fund	PAGE 2	TSR-SAR-119530103

Buffalo Mid Cap Discovery Fund
Institutional Class | BUITX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.86%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$530,355,538
Number of Holdings	69
Portfolio Turnover Rate**	33%
Weighted Average Market Capitalization	$40.64 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.3%
Veeva Systems, Inc.	3.4%
MSCI, Inc.	3.3%
Vistra Corp.	3.2%
Vertiv Holdings Co.	2.4%
Cencora, Inc.	2.3%
Verisk Analytics, Inc.	2.3%
Hilton Worldwide Holdings Inc.	2.1%
CoStar Group, Inc.	2.1%
TransUnion	2.1%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Mid Cap Discovery Fund	PAGE 1	TSR-SAR-119530707

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Discovery Fund	PAGE 2	TSR-SAR-119530707

Buffalo Mid Cap Growth Fund
Investor Class | BUFMX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$54	1.03%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$138,762,184
Number of Holdings	55
Portfolio Turnover Rate**	14%
Weighted Average Market Capitalization	$34.48 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Veeva Systems, Inc.	4.3%
Fidelity Money Market Government Portfolio	4.1%
MSCI, Inc.	3.9%
CBRE Group, Inc.	3.9%
Vistra Corp.	3.4%
Vertiv Holdings Co.	3.2%
Verisk Analytics, Inc.	3.0%
Copart, Inc.	2.7%
AMETEK, Inc.	2.7%
Live Nation Entertainment, Inc.	2.7%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Mid Cap Growth Fund	PAGE 1	TSR-SAR-119530202

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Growth Fund	PAGE 2	TSR-SAR-119530202

Buffalo Mid Cap Growth Fund
Institutional Class | BUIMX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$46	0.88%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$138,762,184
Number of Holdings	55
Portfolio Turnover Rate**	14%
Weighted Average Market Capitalization	$34.48 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Veeva Systems, Inc.	4.3%
Fidelity Money Market Government Portfolio	4.1%
MSCI, Inc.	3.9%
CBRE Group, Inc.	3.9%
Vistra Corp.	3.4%
Vertiv Holdings Co.	3.2%
Verisk Analytics, Inc.	3.0%
Copart, Inc.	2.7%
AMETEK, Inc.	2.7%
Live Nation Entertainment, Inc.	2.7%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Mid Cap Growth Fund	PAGE 1	TSR-SAR-119530822

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Growth Fund	PAGE 2	TSR-SAR-119530822

Buffalo Small Cap Growth Fund
Investor Class | BUFSX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	0.99%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$483,633,271
Number of Holdings	81
Portfolio Turnover Rate**	25%
Weighted Average Market Capitalization	$6.46 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.3%
Ligand Pharmaceuticals, Inc.	3.3%
Varonis Systems, Inc.	2.6%
AeroVironment, Inc.	2.5%
WisdomTree, Inc.	2.4%
Option Care Health, Inc.	2.3%
JBT Marel Corp.	2.2%
Ciena Corp.	2.0%
Champion Homes, Inc.	2.0%
Shift4 Payments, Inc.	1.9%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Small Cap Growth Fund	PAGE 1	TSR-SAR-119804102

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Small Cap Growth Fund	PAGE 2	TSR-SAR-119804102

Buffalo Small Cap Growth Fund
Institutional Class | BUISX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.86%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$483,633,271
Number of Holdings	81
Portfolio Turnover Rate**	25%
Weighted Average Market Capitalization	$6.46 B
**	Not annualized
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.3%
Ligand Pharmaceuticals, Inc.	3.3%
Varonis Systems, Inc.	2.6%
AeroVironment, Inc.	2.5%
WisdomTree, Inc.	2.4%
Option Care Health, Inc.	2.3%
JBT Marel Corp.	2.2%
Ciena Corp.	2.0%
Champion Homes, Inc.	2.0%
Shift4 Payments, Inc.	1.9%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://buffalofunds.com/resources/.
Buffalo Small Cap Growth Fund	PAGE 1	TSR-SAR-119530814

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Small Cap Growth Fund	PAGE 2	TSR-SAR-119530814

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Buffalo Funds
BUFFALO BLUE CHIP GROWTH FUND
BUFFALO EARLY STAGE GROWTH FUND
BUFFALO FLEXIBLE ALLOCATION FUND
BUFFALO GROWTH FUND
BUFFALO GROWTH & INCOME FUND
BUFFALO HIGH YIELD FUND
BUFFALO INTERNATIONAL FUND
BUFFALO MID CAP DISCOVERY FUND
BUFFALO MID CAP GROWTH FUND
BUFFALO SMALL CAP GROWTH FUND
Semi-Annual Financial Statements and Additional Information (Unaudited)
September 30, 2025

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.9%
Communication Services — 13.0%
Entertainment — 2.3%
Netflix, Inc.(a)	2,475	$2,967,327
Spotify Technology SA(a)	1,325	924,850
		3,892,177
Interactive Media & Services — 10.7%
Alphabet, Inc. - Class A	41,325	10,046,107
Meta Platforms, Inc. - Class A	9,750	7,160,205
Pinterest, Inc. - Class A(a)	11,800	379,606
Reddit, Inc. - Class A(a)	3,225	741,718
		18,327,636
Total Communication Services		22,219,813
Consumer Discretionary — 10.9%
Automobiles — 1.5%
Tesla, Inc.(a)	5,675	2,523,786
Broadline Retail — 5.7%
Amazon.com, Inc.(a)	40,075	8,799,268
MercadoLibre, Inc.(a)	375	876,352
		9,675,620
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.	125	674,909
Hilton Worldwide Holdings Inc.	2,475	642,114
Yum! Brands, Inc.	5,475	832,200
		2,149,223
Household Durables — 0.3%
SharkNinja, Inc.(a)	5,100	526,065
Specialty Retail — 2.0%
Home Depot, Inc.	2,760	1,118,324
O’Reilly Automotive, Inc.(a)	10,370	1,117,990
TJX Companies, Inc.	7,695	1,112,235
		3,348,549
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc. - Class B	4,300	299,839
Total Consumer Discretionary		18,523,082
Consumer Staples — 1.4%
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	1,475	1,365,304
Walmart, Inc.	10,475	1,079,554
Total Consumer Staples		2,444,858

The accompanying notes are an integral part of these financial statements.

1

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Energy — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
ConocoPhillips	8,175	$773,273
Exxon Mobil Corp.	9,025	1,017,569
Total Energy		1,790,842
Financials — 6.0%
Banks — 0.6%
JPMorgan Chase & Co.	3,100	977,833
Capital Markets — 0.9%
Ameriprise Financial, Inc.	1,450	712,312
S&P Global, Inc.	1,750	851,743
		1,564,055
Financial Services — 4.0%
Berkshire Hathaway, Inc. - Class B(a)	2,425	1,219,144
Mastercard, Inc. - Class A	5,225	2,972,032
Visa, Inc. - Class A	7,615	2,599,609
		6,790,785
Insurance — 0.5%
Arthur J. Gallagher & Co.	2,775	859,529
Total Financials		10,192,202
Health Care — 6.8%
Biotechnology — 1.4%
Alnylam Pharmaceuticals, Inc.(a)	2,175	991,800
Argenx SE - ADR(a)	1,050	774,438
Vertex Pharmaceuticals, Inc.(a)	1,600	626,624
		2,392,862
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	11,025	1,476,688
Boston Scientific Corp.(a)	8,210	801,542
Hologic, Inc.(a)	9,450	637,781
Intuitive Surgical, Inc.(a)	1,150	514,315
Stryker Corp.	2,175	804,032
		4,234,358
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	2,025	699,232
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	1,495	725,105
Pharmaceuticals — 2.1%
Eli Lilly & Co.	3,365	2,567,495
Johnson & Johnson	5,525	1,024,446
		3,591,941
Total Health Care		11,643,498

The accompanying notes are an integral part of these financial statements.

2

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — 5.6%
Aerospace & Defense — 1.1%
General Electric Co.	6,320	$1,901,182
Building Products — 0.4%
Trane Technologies PLC	1,400	590,744
Electrical Equipment — 1.6%
Eaton Corp. PLC	2,175	813,994
GE Vernova, Inc.	1,650	1,014,585
Vertiv Holdings Co. - Class A	5,950	897,617
		2,726,196
Ground Transportation — 1.0%
Uber Technologies, Inc.(a)	10,775	1,055,627
Union Pacific Corp.	3,025	715,019
		1,770,646
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	4,075	857,787
Machinery — 1.0%
Westinghouse Air Brake Technologies Corp.	2,975	596,398
Xylem, Inc.	7,025	1,036,188
		1,632,586
Total Industrials		9,479,141
Information Technology — 47.5%(b)
Communications Equipment — 0.7%
Arista Networks, Inc.(a)	8,000	1,165,680
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp. - Class A	7,425	918,844
Corning, Inc.	11,175	916,685
		1,835,529
IT Services — 0.7%
Okta, Inc.(a)	6,300	577,710
Snowflake, Inc. - Class A(a)	2,625	592,069
		1,169,779
Semiconductors & Semiconductor Equipment — 18.7%
Advanced Micro Devices, Inc.(a)	5,300	857,487
ASML Holding NV - NY Shares	555	537,290
Astera Labs, Inc.(a)	1,825	357,335
Broadcom, Inc.	18,132	5,981,928
First Solar, Inc.(a)	2,875	634,024
NVIDIA Corp.	116,350	21,708,583
NXP Semiconductors NV	3,750	853,987
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,475	970,533
		31,901,167

The accompanying notes are an integral part of these financial statements.

3

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Software — 16.5%
AppLovin Corp. - Class A(a)	1,225	$880,212
Cadence Design Systems, Inc.(a)	2,325	816,679
HubSpot, Inc.(a)	1,050	491,190
Intuit, Inc.	2,410	1,645,813
Microsoft Corp.	34,925	18,089,404
Nutanix, Inc. - Class A(a)	9,450	702,985
Oracle Corp.	6,325	1,778,843
Palo Alto Networks, Inc.(a)	5,160	1,050,679
Salesforce, Inc.	2,650	628,050
ServiceNow, Inc.(a)	1,295	1,191,763
Zscaler, Inc.(a)	2,900	869,014
		28,144,632
Technology Hardware, Storage & Peripherals — 9.8%
Apple, Inc.	61,930	15,769,236
Seagate Technology Holdings PLC	3,700	873,422
		16,642,658
Total Information Technology		80,859,445
Materials — 1.4%
Chemicals — 0.9%
Ecolab, Inc.	2,600	712,036
Linde PLC	1,905	904,875
		1,616,911
Construction Materials — 0.5%
CRH PLC	6,700	803,330
Total Materials		2,420,241
Utilities — 0.2%
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	2,075	406,534
TOTAL COMMON STOCKS (Cost $65,421,684)		159,979,656
EXCHANGE TRADED FUNDS — 1.1%
Consumer Staples Select Sector SPDR Fund	10,650	834,641
iShares Biotechnology ETF	6,125	884,266
TOTAL EXCHANGE TRADED FUNDS (Cost $1,752,021)		1,718,907

The accompanying notes are an integral part of these financial statements.

4

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
Money Market Funds — 4.9%
Fidelity Money Market Government Portfolio - Class I, 4.04%(c)	8,433,512	$8,433,512
TOTAL MONEY MARKET FUNDS (Cost $8,433,512)		8,433,512
TOTAL INVESTMENTS — 99.9% (Cost $75,607,217)		170,132,075
Other Assets in Excess of Liabilities — 0.1%		255,564
TOTAL NET ASSETS — 100.0%		$170,387,639

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anonima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

Buffalo Early Stage Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.5%
Consumer Discretionary — 9.2%
Automobile Components — 1.9%
Patrick Industries, Inc.	12,600	$1,303,218
Diversified Consumer Services — 2.3%
OneSpaWorld Holdings Ltd.	75,300	1,591,842
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc.(a)	105,100	1,163,457
Portillo’s, Inc. - Class A(a)	64,500	416,025
		1,579,482
Household Durables — 2.8%
Champion Homes, Inc.(a)	18,070	1,380,006
Lovesac Co.(a)	35,450	600,168
		1,980,174
Total Consumer Discretionary		6,454,716
Consumer Staples — 4.0%
Consumer Staples Distribution & Retail — 1.9%
Guardian Pharmacy Services, Inc. - Class A(a)	50,000	1,311,500
Food Products — 2.1%
SunOpta, Inc.(a)	252,700	1,480,822
Total Consumer Staples		2,792,322
Energy — 1.2%
Energy Equipment & Services — 1.2%
Cactus, Inc. - Class A	21,320	841,500
Financials — 8.5%
Capital Markets — 5.5%
GCM Grosvenor, Inc. - Class A	100,000	1,207,000
Hamilton Lane, Inc. - Class A	6,485	874,113
WisdomTree, Inc.	129,000	1,793,100
		3,874,213
Financial Services — 1.6%
Shift4 Payments, Inc. - Class A(a)	14,100	1,091,340
Insurance — 1.4%
Ategrity Specialty Holdings LLC(a)	50,000	988,500
Total Financials		5,954,053
Health Care — 25.9%(b)
Biotechnology — 3.6%
ADMA Biologics, Inc.(a)	62,370	914,344
Catalyst Pharmaceuticals, Inc.(a)	40,000	788,000
Vericel Corp.(a)	25,800	811,926
		2,514,270

The accompanying notes are an integral part of these financial statements.

6

Buffalo Early Stage Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Health Care Equipment & Supplies — 9.0%
Carlsmed, Inc.(a)	55,000	$736,450
Establishment Labs Holdings, Inc.(a)	23,100	946,869
Inspire Medical Systems, Inc.(a)	5,800	430,360
LeMaitre Vascular, Inc.	13,090	1,145,506
Omnicell, Inc.(a)	28,200	858,690
OrthoPediatrics Corp.(a)	26,590	492,713
QuidelOrtho Corp.(a)	24,700	727,415
UFP Technologies, Inc.(a)	4,775	953,090
		6,291,093
Health Care Providers & Services — 3.2%
Castle Biosciences, Inc.(a)	38,700	881,199
Option Care Health, Inc.(a)	29,240	811,703
Progyny, Inc.(a)	23,460	504,859
		2,197,761
Health Care Technology — 6.2%
Evolent Health, Inc. - Class A(a)	100,600	851,076
HealthStream, Inc.	63,100	1,781,944
Phreesia, Inc.(a)	40,000	940,800
Simulations Plus, Inc.(a)	51,000	768,570
		4,342,390
Life Sciences Tools & Services — 1.8%
BioLife Solutions, Inc.(a)	49,000	1,249,990
Pharmaceuticals — 2.1%
Harrow, Inc.(a)	30,000	1,445,400
Total Health Care		18,040,904
Industrials — 25.4%(b)
Aerospace & Defense — 7.6%
AeroVironment, Inc.(a)	2,400	755,736
Cadre Holdings, Inc.	40,840	1,491,069
Kratos Defense & Security Solutions, Inc.(a)	14,000	1,279,180
TAT Technologies Ltd.(a)	40,000	1,761,200
		5,287,185
Building Products — 1.2%
Hayward Holdings, Inc.(a)	55,000	831,600
Construction & Engineering — 3.5%
Bowman Consulting Group Ltd.(a)	48,000	2,033,280
Sterling Infrastructure, Inc.(a)	1,200	407,616
		2,440,896
Electrical Equipment — 2.8%
American Superconductor Corp.(a)	33,000	1,959,870

The accompanying notes are an integral part of these financial statements.

7

Buffalo Early Stage Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
Machinery — 2.9%
Federal Signal Corp.	2,500	$297,475
Hillman Solutions Corp.(a)	130,000	1,193,400
Kornit Digital Ltd.(a)	40,300	544,050
		2,034,925
Professional Services — 5.6%
ICF International, Inc.	12,100	1,122,880
Verra Mobility Corp.(a)	38,800	958,360
Willdan Group, Inc.(a)	19,000	1,837,110
		3,918,350
Trading Companies & Distributors — 1.8%
Transcat, Inc.(a)	16,700	1,222,440
Total Industrials		17,695,266
Information Technology — 21.7%
Communications Equipment — 3.4%
Applied Optoelectronics, Inc.(a)	60,295	1,563,449
Calix, Inc.(a)	13,280	814,994
		2,378,443
Electronic Equipment, Instruments & Components — 5.6%
Napco Security Technologies, Inc.	32,400	1,391,580
nLight, Inc.(a)	20,000	592,600
Powerfleet, Inc. NJ(a)	192,990	1,011,268
Red Cat Holdings, Inc.(a)	85,000	879,750
		3,875,198
IT Services — 1.2%
Commerce.com, Inc.(a)	53,800	268,462
Grid Dynamics Holdings, Inc.(a)	77,000	593,670
		862,132
Semiconductors & Semiconductor Equipment — 3.1%
Ambiq Micro, Inc.(a)	17,000	508,640
Impinj, Inc.(a)	9,000	1,626,750
		2,135,390
Software — 7.6%
i3 Verticals, Inc. - Class A(a)	48,200	1,564,572
nCino, Inc.(a)	24,000	650,640
Teradata Corp.(a)	29,000	623,790
Varonis Systems, Inc.(a)	26,500	1,522,955
Vertex, Inc. - Class A(a)	39,460	978,213
		5,340,170
Technology Hardware, Storage & Peripherals — 0.8%
CPI Card Group, Inc.(a)	35,000	529,900
Total Information Technology		15,121,233

The accompanying notes are an integral part of these financial statements.

8

Buffalo Early Stage Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Materials — 2.6%
Chemicals — 1.6%
Element Solutions, Inc.	44,300	$1,115,031
Metals & Mining — 1.0%
United States Antimony Corp.(a)	115,000	713,000
Total Materials		1,828,031
TOTAL COMMON STOCKS (Cost $55,311,441)		68,728,025
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Real Estate — 1.0%
Health Care REITs — 1.0%
Community Healthcare Trust, Inc.	44,600	682,380
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $910,868)		682,380
SHORT-TERM INVESTMENTS
Money Market Funds — 0.0%(c)
Fidelity Money Market Government Portfolio - Class I, 4.04%(d)	10,972	10,972
TOTAL MONEY MARKET FUNDS (Cost $10,972)		10,972
TOTAL INVESTMENTS — 99.5% (Cost $56,233,281)		69,421,377
Other Assets in Excess of Liabilities — 0.5%		349,688
TOTAL NET ASSETS — 100.0%		$69,771,065

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

BUFFALO FLEXIBLE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.5%
Communication Services — 3.6%
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	100,000	$2,824,000
Verizon Communications, Inc.	225,000	9,888,750
		12,712,750
Entertainment — 0.8%
Lionsgate Studios Corp.(a)	480,000	3,312,000
Starz Entertainment Corp.(a)	22,600	332,898
		3,644,898
Total Communication Services		16,357,648
Consumer Staples — 16.6%
Beverages — 4.4%
Coca-Cola Co.	140,000	9,284,800
PepsiCo, Inc.	75,000	10,533,000
		19,817,800
Consumer Staples Distribution & Retail — 4.1%
Costco Wholesale Corp.(b)(c)	20,000	18,512,600
Food Products — 2.2%
Conagra Brands, Inc.	100,000	1,831,000
General Mills, Inc.	150,000	7,563,000
Kellanova	7,000	574,140
		9,968,140
Household Products — 5.9%
Clorox Co.	50,000	6,165,000
Colgate-Palmolive Co.	25,000	1,998,500
Kimberly-Clark Corp.	70,000	8,703,800
Procter & Gamble Co.	65,000	9,987,250
		26,854,550
Total Consumer Staples		75,153,090
Energy — 25.7%(d)
Energy Equipment & Services — 1.4%
Schlumberger NV	180,000	6,186,600
Oil, Gas & Consumable Fuels — 24.3%
APA Corp.	400,000	9,712,000
Chevron Corp.	225,000	34,940,250
ConocoPhillips	150,000	14,188,500
Delek Logistics Partners LP	140,000	6,375,600
Exxon Mobil Corp.	160,000	18,040,000
HF Sinclair Corp.	72,500	3,794,650
Kinder Morgan, Inc.	560,000	15,853,600
Marathon Petroleum Corp.	40,000	7,709,600
		110,614,200
Total Energy		116,800,800

The accompanying notes are an integral part of these financial statements.

10

BUFFALO FLEXIBLE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Financials — 9.2%
Banks — 2.0%
Truist Financial Corp.	200,000	$9,144,000
Insurance — 7.2%
Allstate Corp.	80,000	17,172,000
Arthur J. Gallagher & Co.	50,000	15,487,000
		32,659,000
Total Financials		41,803,000
Health Care — 15.8%
Biotechnology — 1.9%
Gilead Sciences, Inc.	80,000	8,880,000
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	70,000	9,375,800
Pharmaceuticals — 11.8%
Eli Lilly & Co.	35,000	26,705,000
Johnson & Johnson	75,000	13,906,500
Merck & Co., Inc.	80,000	6,714,400
Pfizer, Inc.	250,000	6,370,000
		53,695,900
Total Health Care		71,951,700
Industrials — 3.7%
Commercial Services & Supplies — 3.0%
Pitney Bowes, Inc.	216,971	2,475,639
Waste Management, Inc.	50,000	11,041,500
		13,517,139
Electrical Equipment — 0.7%
ABB Ltd. - ADR	45,000	3,237,750
Total Industrials		16,754,889
Information Technology — 20.9%
Communications Equipment — 2.6%
Cisco Systems, Inc.	175,000	11,973,500
IT Services — 4.4%
International Business Machines Corp.	70,000	19,751,200
Semiconductors & Semiconductor Equipment — 3.1%
QUALCOMM, Inc.	85,000	14,140,600
Software — 10.8%
Microsoft Corp.(b)(c)	95,000	49,205,250
Total Information Technology		95,070,550

The accompanying notes are an integral part of these financial statements.

11

BUFFALO FLEXIBLE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Materials — 1.0%
Chemicals — 0.3%
Dow, Inc.	50,000	$1,146,500
Metals & Mining — 0.7%
Rio Tinto PLC - ADR	50,000	3,300,500
Total Materials		4,447,000
TOTAL COMMON STOCKS (Cost $160,524,883)		438,338,677
REAL ESTATE INVESTMENT TRUSTS — 3.2%
Real Estate — 3.2%
Specialized REITs — 3.2%
Digital Realty Trust, Inc.	85,000	14,694,800
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,856,121)		14,694,800
SHORT-TERM INVESTMENTS
Money Market Funds — 0.3%
Fidelity Money Market Government Portfolio - Class I, 4.04%(e)	1,272,819	1,272,819
TOTAL MONEY MARKET FUNDS (Cost $1,272,819)		1,272,819
TOTAL INVESTMENTS — 100.0% (Cost $166,653,823)		454,306,296
Liabilities in Excess of Other Assets — (0.0)%(f)		(78,824)
TOTAL NET ASSETS — 100.0%		$454,227,472

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LP - Limited Partnership
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of this security is held as collateral for written options. At September 30, 2025, the total market value of these securities was $7,217,900 which represented 1.6% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

12

BUFFALO FLEXIBLE ALLOCATION FUND
Schedule of Written Options
September 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%(a)(b)(c)
Costco Wholesale Corp., Expiration: 10/17/2025; Exercise Price: $1,080.00	$(4,628,150)	(50)	$(1,550)
Microsoft Corp., Expiration: 10/17/2025; Exercise Price: $565.00	(2,589,750)	(50)	(800)
TOTAL WRITTEN OPTIONS (Premiums received $12,954)			$ (2,350)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

13

Buffalo Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.0%
Communication Services — 17.9%
Entertainment — 1.8%
Liberty Media Corp.-Liberty Live - Class C(a)	35,000	$3,393,950
Interactive Media & Services — 16.1%
Alphabet, Inc. - Class A	51,100	12,422,410
Alphabet, Inc. - Class C	28,200	6,868,110
Meta Platforms, Inc. - Class A	15,813	11,612,751
		30,903,271
Total Communication Services		34,297,221
Consumer Discretionary — 11.6%
Broadline Retail — 9.6%
Amazon.com, Inc.(a)	72,820	15,989,088
MercadoLibre, Inc.(a)	1,000	2,336,940
		18,326,028
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.	720	3,887,474
Total Consumer Discretionary		22,213,502
Energy — 0.8%
Energy Equipment & Services — 0.8%
Schlumberger NV	46,633	1,602,776
Financials — 8.2%
Capital Markets — 1.9%
MSCI, Inc.	3,615	2,051,187
S&P Global, Inc.	3,300	1,606,143
		3,657,330
Financial Services — 6.3%
Mastercard, Inc. - Class A	8,515	4,843,417
Shift4 Payments, Inc. - Class A(a)	27,567	2,133,686
Visa, Inc. - Class A	14,758	5,038,086
		12,015,189
Total Financials		15,672,519
Health Care — 8.7%
Health Care Equipment & Supplies — 3.7%
Edwards Lifesciences Corp.(a)	27,475	2,136,731
Establishment Labs Holdings, Inc.(a)	34,570	1,417,024
IDEXX Laboratories, Inc.(a)	2,856	1,824,670
Intuitive Surgical, Inc.(a)	3,600	1,610,028
		6,988,453
Health Care Providers & Services — 1.6%
Progyny, Inc.(a)	74,024	1,592,996
UnitedHealth Group, Inc.	4,500	1,553,850
		3,146,846

The accompanying notes are an integral part of these financial statements.

14

Buffalo Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Health Care Technology — 1.6%
Veeva Systems, Inc. - Class A(a)	10,259	$3,056,259
Life Sciences Tools & Services — 1.8%
Danaher Corp.	6,059	1,201,257
Thermo Fisher Scientific, Inc.	4,768	2,312,576
		3,513,833
Total Health Care		16,705,391
Industrials — 5.7%
Commercial Services & Supplies — 0.8%
Copart, Inc.(a)	34,100	1,533,477
Ground Transportation — 2.1%
Uber Technologies, Inc.(a)	40,278	3,946,036
Professional Services — 2.8%
TransUnion	41,322	3,461,957
Verisk Analytics, Inc.	7,670	1,929,082
		5,391,039
Total Industrials		10,870,552
Information Technology — 41.2%(b)
IT Services — 0.7%
Gartner, Inc.(a)	5,250	1,380,067
Semiconductors & Semiconductor Equipment — 15.6%
Broadcom, Inc.	19,943	6,579,395
NVIDIA Corp.	125,000	23,322,500
		29,901,895
Software — 16.3%
Intuit, Inc.	3,100	2,117,021
Microsoft Corp.	44,350	22,971,082
Palo Alto Networks, Inc.(a)	9,588	1,952,309
Procore Technologies, Inc.(a)	25,000	1,823,000
ServiceNow, Inc.(a)	2,524	2,322,787
		31,186,199
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc.	65,000	16,550,950
Total Information Technology		79,019,111
Materials — 0.9%
Chemicals — 0.9%
Linde PLC	3,671	1,743,725

The accompanying notes are an integral part of these financial statements.

15

Buffalo Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 3.0%
Real Estate Management & Development — 3.0%
CBRE Group, Inc. - Class A(a)	24,220	$3,816,103
CoStar Group, Inc.(a)	24,000	2,024,880
Total Real Estate		5,840,983
TOTAL COMMON STOCKS (Cost $54,170,563)		187,965,780
SHORT-TERM INVESTMENTS
Money Market Funds — 2.1%
Fidelity Money Market Government Portfolio - Class I, 4.04%(c)	4,004,658	4,004,658
TOTAL MONEY MARKET FUNDS (Cost $4,004,658)		4,004,658
TOTAL INVESTMENTS — 100.1% (Cost $58,175,221)		191,970,438
Liabilities in Excess of Other Assets — (0.1)%		(109,645)
TOTAL NET ASSETS — 100.0%		$191,860,793

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

16

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 84.8%
Communication Services — 10.0%
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	10,625	$466,969
Entertainment — 0.5%
Walt Disney Co.	7,605	870,772
Interactive Media & Services — 8.8%
Alphabet, Inc. - Class A	12,600	3,063,060
Alphabet, Inc. - Class C	13,000	3,166,150
Meta Platforms, Inc. - Class A	13,300	9,767,254
		15,996,464
Media — 0.4%
Comcast Corp. - Class A	22,500	706,950
Total Communication Services		18,041,155
Consumer Discretionary — 5.8%
Broadline Retail — 1.3%
Amazon.com, Inc.(a)	11,000	2,415,270
Hotels, Restaurants & Leisure — 3.5%
Royal Caribbean Cruises Ltd.	17,126	5,541,631
Starbucks Corp.	9,500	803,700
		6,345,331
Specialty Retail — 1.0%
Home Depot, Inc.	4,225	1,711,928
Total Consumer Discretionary		10,472,529
Consumer Staples — 3.8%
Beverages — 1.5%
PepsiCo, Inc.	5,550	779,442
Primo Brands Corp.	88,600	1,958,060
		2,737,502
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc.	10,350	1,066,671
Food Products — 1.0%
Lamb Weston Holdings, Inc.	18,400	1,068,672
Tyson Foods, Inc. - Class A	11,900	646,170
		1,714,842
Household Products — 0.5%
Procter & Gamble Co.	5,725	879,646
Personal Care Products — 0.2%
Kenvue, Inc.	27,000	438,210
Total Consumer Staples		6,836,871

The accompanying notes are an integral part of these financial statements.

17

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Energy — 9.5%
Oil, Gas & Consumable Fuels — 9.5%
Chevron Corp.	10,121	$1,571,690
Crescent Energy Co. - Class A	150,000	1,338,000
Energy Transfer LP	162,600	2,790,216
Enterprise Products Partners LP	46,650	1,458,746
Marathon Petroleum Corp.	12,126	2,337,165
Northern Oil and Gas, Inc.	63,400	1,572,320
Valero Energy Corp.	7,900	1,345,054
Viper Energy, Inc. - Class A	125,000	4,777,500
Total Energy		17,190,691
Financials — 18.8%
Banks — 7.5%
Bank of America Corp.	63,000	3,250,170
Citigroup, Inc.	24,375	2,474,063
Citizens Financial Group, Inc.	40,750	2,166,270
JPMorgan Chase & Co.	14,000	4,416,020
Truist Financial Corp.	28,600	1,307,592
		13,614,115
Capital Markets — 4.3%
Blackrock, Inc.	1,100	1,282,457
CME Group, Inc.	4,025	1,087,515
Intercontinental Exchange, Inc.	11,100	1,870,128
S&P Global, Inc.	7,136	3,473,162
		7,713,262
Financial Services — 5.0%
Burford Capital Ltd.	180,800	2,162,368
Mastercard, Inc. - Class A	4,400	2,502,764
Visa, Inc. - Class A	12,925	4,412,336
		9,077,468
Insurance — 2.0%
Arthur J. Gallagher & Co.	11,575	3,585,241
Total Financials		33,990,086
Health Care — 8.3%
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	10,000	1,339,400
Medtronic PLC	7,400	704,776
		2,044,176
Health Care Providers & Services — 4.7%
Elevance Health, Inc.	3,375	1,090,530
HCA Healthcare, Inc.	8,100	3,452,220
McKesson Corp.	2,500	1,931,350
UnitedHealth Group, Inc.	5,600	1,933,680
		8,407,780

The accompanying notes are an integral part of these financial statements.

18

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Pharmaceuticals — 2.5%
Eli Lilly & Co.	3,150	$2,403,450
Johnson & Johnson	7,125	1,321,118
Merck & Co., Inc.	9,800	822,514
		4,547,082
Total Health Care		14,999,038
Industrials — 6.7%
Aerospace & Defense — 0.4%
Boeing Co.(a)	3,025	652,886
Commercial Services & Supplies — 1.3%
Cintas Corp.	11,200	2,298,912
Electrical Equipment — 0.3%
AMETEK, Inc.	2,500	470,000
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	3,450	726,225
Machinery — 2.0%
Otis Worldwide Corp.	7,900	722,297
Parker-Hannifin Corp.	3,950	2,994,692
		3,716,989
Professional Services — 1.8%
Equifax, Inc.	3,200	820,896
SS&C Technologies Holdings, Inc.	26,600	2,361,016
		3,181,912
Trading Companies & Distributors — 0.5%
Fastenal Co.	20,600	1,010,224
Total Industrials		12,057,148
Information Technology — 13.9%
Communications Equipment — 0.7%
Cisco Systems, Inc.	17,750	1,214,455
IT Services — 1.2%
International Business Machines Corp.	7,700	2,172,632
Semiconductors & Semiconductor Equipment — 2.3%
Marvell Technology, Inc.	10,100	849,107
NVIDIA Corp.	7,100	1,324,718
QUALCOMM, Inc.	9,075	1,509,717
Texas Instruments, Inc.	2,950	542,003
		4,225,545

The accompanying notes are an integral part of these financial statements.

19

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Software — 5.3%
Microsoft Corp.	18,650	$9,659,768
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	31,080	7,913,900
Total Information Technology		25,186,300
Materials — 2.7%
Construction Materials — 2.2%
CRH PLC	25,600	3,069,440
Martin Marietta Materials, Inc.	1,500	945,420
		4,014,860
Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	43,700	855,209
Total Materials		4,870,069
Utilities — 5.3%
Electric Utilities — 2.6%
American Electric Power Co., Inc.	15,700	1,766,250
Edison International	30,550	1,688,804
PG&E Corp.	82,600	1,245,608
		4,700,662
Independent Power and Renewable Electricity Producers — 2.1%
Vistra Corp.	19,300	3,781,256
Multi-Utilities — 0.6%
Sempra Energy	12,200	1,097,756
Total Utilities		9,579,674
TOTAL COMMON STOCKS (Cost $55,316,656)		153,223,561
REAL ESTATE INVESTMENT TRUSTS — 6.6%
Real Estate — 6.6%
Health Care REITs — 0.8%
Welltower, Inc.	7,900	1,407,306
Hotel & Resort REITs — 0.5%
Pebblebrook Hotel Trust	90,000	1,025,100
Office REITs — 1.0%
NET Lease Office Properties	31,400	931,324
Postal Realty Trust, Inc. - Class A	55,000	862,950
		1,794,274

The accompanying notes are an integral part of these financial statements.

20

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — (Continued)
Real Estate — (Continued)
Retail REITs — 1.5%
Macerich Co.	50,000	$910,000
NETSTREIT Corp.	50,000	903,000
Realty Income Corp.	15,000	911,850
		2,724,850
Specialized REITs — 2.8%
American Tower Corp.	3,200	615,424
Digital Realty Trust, Inc.	5,000	864,400
Equinix Inc.	1,100	861,564
Lamar Advertising Co. - Class A	9,968	1,220,283
Public Storage	5,000	1,444,250
		5,005,921
Total Real Estate		11,957,451
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,365,581)		11,957,451

	Principal Amount
CONVERTIBLE BONDS — 2.2%
Health Care — 1.3%
Biotechnology — 1.3%
Apellis Pharmaceuticals, Inc., 3.50%, 09/15/2026	$300,000	311,550
BioMarin Pharmaceutical, Inc., 1.25%, 05/15/2027	500,000	475,250
Exact Sciences Corp.
0.38%, 03/15/2027	100,000	96,200
0.38%, 03/01/2028	750,000	694,500
PTC Therapeutics, Inc., 1.50%, 09/15/2026	600,000	771,750
Total Health Care		2,349,250
Industrials — 0.2%
Electrical Equipment — 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	500,000	434,759
Information Technology — 0.7%
Communications Equipment — 0.7%
Lumentum Holdings, Inc., 0.50%, 12/15/2026	750,000	1,264,687
TOTAL CONVERTIBLE BONDS (Cost $3,477,201)		4,048,696

The accompanying notes are an integral part of these financial statements.

21

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 1.1%
Industrials — 0.8%
Aerospace & Defense — 0.8%
Boeing Co., 6.00%, 10/15/2027	20,000	$1,391,400
Utilities — 0.3%
Electric Utilities — 0.3%
PG&E Corp., Series A, 6.00%, 12/01/2027	15,000	590,700
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,774,538)		1,982,100
SHORT-TERM INVESTMENTS
Money Market Funds — 5.3%
Fidelity Money Market Government Portfolio - Class I, 4.04%(b)	9,496,632	9,496,632
TOTAL MONEY MARKET FUNDS (Cost $9,496,632)		9,496,632
TOTAL INVESTMENTS — 100.0% (Cost $79,430,608)		180,708,440
Liabilities in Excess of Other Assets — (0.0)%(c)		(9,323)
TOTAL NET ASSETS — 100.0%		$180,699,117

Principal amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

22

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 62.3%
Communication Services — 3.7%
Diversified Telecommunications — 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	$2,000,000	$2,032,500
Entertainment — 0.2%
Starz Capital Holdings LLC, 5.50%, 04/15/2029(a)	2,000,000	1,641,820
Interactive Media & Services — 0.7%
Cars.com, Inc., 6.38%, 11/01/2028(a)	4,000,000	3,987,441
Match Group Holdings II LLC, 5.00%, 12/15/2027(a)	1,000,000	997,990
		4,985,431
Media — 2.5%
Directv Financing LLC, 8.88%, 02/01/2030(a)	3,000,000	2,979,870
Dotdash Meredith, Inc., 7.63%, 06/15/2032(a)	5,000,000	4,957,750
Gray Media, Inc.
10.50%, 07/15/2029(a)	2,000,000	2,162,554
4.75%, 10/15/2030(a)	500,000	383,750
5.38%, 11/15/2031(a)	1,000,000	749,324
9.63%, 07/15/2032(a)	100,000	102,245
Scripps Escrow II, Inc.
3.88%, 01/15/2029(a)	500,000	440,954
5.38%, 01/15/2031(a)	2,000,000	1,409,410
Univision Communications, Inc., 9.38%, 08/01/2032(a)	4,500,000	4,800,771
		17,986,628
Total Communication Services		26,646,379
Consumer Discretionary — 2.5%
Automobile Components — 0.4%
Patrick Industries, Inc., 4.75%, 05/01/2029(a)	3,000,000	2,941,669
Diversified Consumer Services — 0.2%
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(a)	1,100,000	1,143,776
Hotels, Restaurants & Leisure — 0.2%
Six Flags Entertainment Corp., 5.50%, 04/15/2027(a)	1,500,000	1,498,443
Household Durables — 0.2%
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031(a)	500,000	512,776
8.38%, 10/01/2033(a)	500,000	512,802
		1,025,578
Specialty Retail — 0.7%
PetSmart LLC / PetSmart Finance Corp., 10.00%, 09/15/2033(a)	5,000,000	5,049,440
Textiles, Apparel & Luxury Goods — 0.8%
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033(a)	5,500,000	5,946,880
Total Consumer Discretionary		17,605,786

The accompanying notes are an integral part of these financial statements.

23

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
CORPORATE BONDS — (Continued)
Consumer Staples — 4.5%
Consumer Staples Distribution & Retail — 0.4%
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	$2,500,000	$2,504,892
Food & Beverage Wholesalers — 0.7%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	5,000,000	5,266,960
Food Products — 2.3%
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	3,000,000	2,995,818
4.25%, 08/01/2029(a)	1,000,000	972,456
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029(a)	2,000,000	1,946,512
TreeHouse Foods, Inc., 4.00%, 09/01/2028	4,000,000	3,865,260
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(a)	6,500,000	6,519,090
		16,299,136
Household Products — 0.7%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031(a)	3,000,000	2,340,346
10.75%, 06/30/2032(a)	5,000,000	2,751,593
		5,091,939
Personal Care Products — 0.4%
BellRing Brands, Inc., 7.00%, 03/15/2030(a)	3,000,000	3,102,630
Total Consumer Staples		32,265,557
Energy — 14.2%
Energy Equipment & Services — 1.6%
Bristow Group, Inc., 6.88%, 03/01/2028(a)	2,250,000	2,264,094
Enerflex Ltd., 9.00%, 10/15/2027(a)	2,700,000	2,758,396
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	6,000,000	6,343,620
		11,366,110
Oil, Gas & Consumable Fuels — 12.6%
Baytex Energy Corp., 8.50%, 04/30/2030(a)	2,500,000	2,572,452
California Resources Corp.
7.13%, 02/01/2026(a)	1,990,000	1,995,588
8.25%, 06/15/2029(a)	6,000,000	6,261,810
7.00%, 01/15/2034(a)	2,000,000	1,987,482
Crescent Energy Finance LLC
9.25%, 02/15/2028(a)	4,504,000	4,681,165
7.38%, 01/15/2033(a)	5,000,000	4,875,920
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028(a)	1,000,000	1,004,337
8.63%, 03/15/2029(a)	3,000,000	3,133,218
7.38%, 06/30/2033(a)	500,000	508,756

The accompanying notes are an integral part of these financial statements.

24

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
CORPORATE BONDS — (Continued)
Energy — (Continued)
Oil, Gas & Consumable Fuels — (Continued)
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	$7,350,000	$7,608,639
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,000,000	1,069,421
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	6,500,000	6,884,469
8.00%, 05/15/2033	500,000	523,940
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	7,000,000	7,412,073
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	4,000,000	3,922,547
Northern Oil & Gas, Inc.
8.13%, 03/01/2028(a)	9,100,000	9,259,805
7.88%, 10/15/2033(a)	1,000,000	996,592
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)	10,683,000	11,070,034
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	2,600,000	2,614,890
Sunoco LP, 6.25%, 07/01/2033(a)	1,500,000	1,527,894
Talos Production, Inc.
9.00%, 02/01/2029(a)	2,000,000	2,069,566
9.38%, 02/01/2031(a)	2,000,000	2,084,544
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	6,000,000	6,254,772
		90,319,914
Total Energy		101,686,024
Financials — 12.2%
Capital Markets — 0.4%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	500,000	515,113
StoneX Group, Inc., 7.88%, 03/01/2031(a)	2,000,000	2,103,414
		2,618,527
Consumer Finance — 2.4%
Credit Acceptance Corp., 9.25%, 12/15/2028(a)	2,000,000	2,103,784
Encore Capital Group, Inc.
9.25%, 04/01/2029(a)	4,000,000	4,220,000
8.50%, 05/15/2030(a)	1,250,000	1,328,470
EZCORP, Inc., 7.38%, 04/01/2032(a)	2,000,000	2,135,976
PRA Group, Inc.
8.38%, 02/01/2028(a)	1,500,000	1,535,414
8.88%, 01/31/2030(a)	5,750,000	5,941,124
		17,264,768
Financial Services — 6.7%
Burford Capital Global Finance LLC
6.88%, 04/15/2030(a)	4,500,000	4,525,146
9.25%, 07/01/2031(a)	7,500,000	7,978,448
7.50%, 07/15/2033(a)	2,000,000	2,037,700
CPI CG, Inc., 10.00%, 07/15/2029(a)	1,858,000	1,949,683

The accompanying notes are an integral part of these financial statements.

25

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Financial Services — (Continued)
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029(a)	$5,250,000	$5,544,368
9.13%, 05/15/2031(a)	3,000,000	3,194,118
8.38%, 04/01/2032(a)	6,000,000	6,293,880
Hightower Holding LLC, 9.13%, 01/31/2030(a)	4,500,000	4,796,203
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(a)	500,000	523,622
NCR Atleos Corp., 9.50%, 04/01/2029(a)	2,500,000	2,708,747
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	8,000,000	8,460,184
		48,012,099
Insurance — 2.7%
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029(a)	2,000,000	2,101,148
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	11,000,000	11,578,820
Jones DeslauriersInsurance Management, Inc.
8.50%, 03/15/2030(a)	3,000,000	3,154,684
6.88%, 10/01/2033(a)	2,000,000	1,990,766
		18,825,418
Total Financials		86,720,812
Health Care — 3.4%
Commercial Services & Supplies — 0.1%
VT Topco, Inc., 8.50%, 08/15/2030(a)	500,000	509,132
Health Care Equipment & Supplies — 0.4%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(a)	3,000,000	2,917,500
Health Care Providers & Services — 0.8%
Global Medical Response, Inc., 7.38%, 10/01/2032(a)	500,000	514,803
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	5,000,000	5,205,150
		5,719,953
Medical Equipment & Devices — 0.2%
Neogen Food Safety Corp., 8.63%, 07/20/2030(a)	1,100,000	1,151,150
Pharmaceuticals — 1.9%
Harrow, Inc., 8.63%, 09/15/2030(a)	9,000,000	9,365,625
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	4,000,000	4,154,356
7.88%, 09/15/2029	250,000	273,148
		13,793,129
Total Health Care		24,090,864

The accompanying notes are an integral part of these financial statements.

26

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
CORPORATE BONDS — (Continued)
Industrials — 12.1%
Aerospace & Defense — 0.9%
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	$250,000	$266,251
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(a)	500,000	550,528
TransDigm, Inc.
4.63%, 01/15/2029	1,000,000	980,834
4.88%, 05/01/2029	1,000,000	986,088
6.63%, 03/01/2032(a)	1,000,000	1,030,667
6.38%, 05/31/2033(a)	2,000,000	2,025,424
6.75%, 01/31/2034(a)	500,000	517,326
		6,357,118
Air Freight & Logistics — 0.2%
Clue Opco LLC, 9.50%, 10/15/2031(a)	1,000,000	1,070,311
Building Products — 0.9%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	1,250,000	1,272,791
Builders FirstSource, Inc.
5.00%, 03/01/2030(a)	4,000,000	3,962,391
4.25%, 02/01/2032(a)	1,000,000	941,221
		6,176,403
Commercial Services & Supplies — 5.5%
CoreCivic, Inc., 8.25%, 04/15/2029	4,000,000	4,228,836
Deluxe Corp.
8.00%, 06/01/2029(a)	3,500,000	3,495,385
8.13%, 09/15/2029(a)	1,000,000	1,045,954
GEO Group, Inc.
8.63%, 04/15/2029	4,000,000	4,237,296
10.25%, 04/15/2031	8,000,000	8,807,544
JB Poindexter & Co., Inc., 8.75%, 12/15/2031(a)	1,000,000	1,048,441
OT Midco, Inc., 10.00%, 02/15/2030(a)	8,000,000	5,424,840
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	7,000,000	7,180,530
TKC Holdings, Inc., 10.50%, 05/15/2029(a)	4,000,000	4,111,288
		39,580,114
Construction & Engineering — 0.6%
MasTec, Inc., 6.63%, 08/15/2029(a)	3,000,000	3,012,825
Pike Corp., 8.63%, 01/31/2031(a)	1,000,000	1,073,813
		4,086,638
Ground Transportation — 0.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2030(a)	4,000,000	4,152,640
8.38%, 06/15/2032(a)	1,000,000	1,046,714
		5,199,354
Machinery — 0.3%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(a)	2,000,000	2,075,140

The accompanying notes are an integral part of these financial statements.

27

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
CORPORATE BONDS — (Continued)
Industrials — (Continued)
Passenger Airlines — 2.6%
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031(a)	$13,000,000	$13,014,950
OneSky Flight LLC, 8.88%, 12/15/2029(a)	5,250,000	5,523,877
		18,538,827
Trading Companies & Distributors — 0.4%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	3,000,000	2,962,483
Total Industrials		86,046,388
Information Technology — 2.1%
Communications Equipment — 0.3%
VM Consolidated, Inc., 5.50%, 04/15/2029(a)	2,000,000	1,998,477
Software — 1.3%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(a)	7,500,000	7,497,862
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	2,100,000	2,078,406
		9,576,268
Technology Distributors — 0.5%
EquipmentShare.com, Inc.
8.63%, 05/15/2032(a)	1,800,000	1,945,462
8.00%, 03/15/2033(a)	1,500,000	1,603,731
		3,549,193
Total Information Technology		15,123,938
Materials — 3.3%
Chemicals — 2.8%
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	7,000,000	7,428,750
Chemours Co.
5.75%, 11/15/2028(a)	2,000,000	1,952,568
8.00%, 01/15/2033(a)	5,000,000	4,976,419
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	6,000,000	5,947,960
		20,305,697
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	1,000,000	1,026,524
Trivium Packaging Finance BV, 8.25%, 07/15/2030(a)	1,000,000	1,067,788
		2,094,312
Metals & Mining — 0.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	1,000,000	1,056,717
Total Materials		23,456,726
Real Estate — 3.8%
Hotel & Resort REITs — 0.5%
Service Properties Trust, 8.63%, 11/15/2031(a)	3,000,000	3,197,580

The accompanying notes are an integral part of these financial statements.

28

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
CORPORATE BONDS — (Continued)
Real Estate — (Continued)
Industrial REITs — 1.2%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 04/15/2030(a)	$3,500,000	$3,824,544
IIP Operating Partnership LP, 5.50%, 05/25/2026	5,000,000	4,972,135
		8,796,679
Specialized REITs — 2.1%
Outfront Media Capital LLC / OutfrontMedia Capital Corp.
4.25%, 01/15/2029(a)	1,000,000	961,274
4.63%, 03/15/2030(a)	1,000,000	961,989
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.50%, 02/15/2028(a)	11,770,000	12,403,520
8.63%, 06/15/2032(a)	1,000,000	955,917
		15,282,700
Total Real Estate		27,276,959
Utilities — 0.5%
Independent Power & Renewable Elec Producers — 0.5%
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	3,500,000	3,556,000
TOTAL CORPORATE BONDS (Cost $436,829,025)		444,475,433
BANK LOANS — 27.1%
Communication Services — 3.9%
Diversified Telecommunications — 0.3%
Digicel International Finance T/L B (07/25), 9.60%, 07/30/2032	2,000,000	2,002,920
Entertainment — 0.5%
Pretzel Parent T/L B (TAIT), First Lien, 8.86%, 08/14/2031	3,985,000	3,988,746
Media — 3.1%
Directv Financing LLC, First Lien, 9.79% (3 mo. Term SOFR + 5.25%), 08/02/2029	7,220,274	7,241,718
Summer BC Holdco B SARL, First Lien, 9.56% (3 mo. Term SOFR + 5.00%), 02/21/2029	5,969,773	5,900,136
Townsquare Media, Inc., First Lien, 9.19% (3 mo. Term SOFR + 5.00%), 02/19/2030	9,874,219	8,775,713
		21,917,567
Total Communication Services		27,909,233
Consumer Discretionary — 2.2%
Hotels, Restaurants & Leisure — 0.8%
Dave & Buster’s, Inc., First Lien, 7.56% (3 mo. Term SOFR + 3.25%), 06/29/2029	1,817,815	1,704,202
Flynn Restaurant Group LP, First Lien, 8.07% (1 mo. Term SOFR + 3.75%), 01/28/2032	3,980,000	3,990,885
		5,695,087

The accompanying notes are an integral part of these financial statements.

29

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
BANK LOANS — (Continued)
Consumer Discretionary — (Continued)
Household Durables — 0.3%
AI Aqua Merger Sub, Inc., First Lien, 7.28% (1 mo. Term SOFR + 3.00%), 07/31/2028	$1,980,026	$1,986,174
Specialty Retail — 1.1%
Victra Holdings LLC, First Lien, 7.89% (1 mo. Term SOFR + 3.75%), 03/29/2029	8,063,555	8,090,043
Total Consumer Discretionary		15,771,304
Consumer Staples — 1.6%
Household Products — 0.5%
Kronos Acquisition Holdings, Inc., First Lien, 8.30% (3 mo. Term SOFR + 4.00%), 07/08/2031	4,950,000	3,668,420
Personal Care Products — 1.1%
KDC/ONE Development Corp., Inc., 7.82% (1 mo. Term SOFR + 3.50%), 08/15/2028	7,962,544	7,990,214
Total Consumer Staples		11,658,634
Financials — 4.7%
Financial Services — 3.4%
Blackhawk Network Holdings, Inc., First Lien, 8.36% (1 mo. Term SOFR + 4.00%), 03/12/2029	3,473,750	3,491,397
FNZ USA FinCo LLC, First Lien, 9.32% (3 mo. Term SOFR + 5.00%), 11/05/2031	5,970,000	4,833,222
Nexus Buyer LLC, First Lien
7.82% (1 mo. Term SOFR + 3.50%), 07/31/2031	10,682,472	10,669,386
8.32% (1 mo. Term SOFR + 4.00%), 07/31/2031	2,000,000	2,002,510
Nexus Buyer LLC, Second Lien, 10.07%, 08/04/2032	3,000,000	3,000,375
		23,996,890
Insurance — 1.3%
Acrisure LLC, First Lien, 7.32% (1 mo. Term SOFR + 3.00%), 11/06/2030	3,960,075	3,958,234
Jones Deslauriers Insurance Management, Inc., First Lien, 7.03% (3 mo. Term SOFR + 2.75%), 03/15/2030	3,456,425	3,446,176
TIH Insurance Holdings LLC, Second Lien, 9.05% (3 mo. Term SOFR + 4.75%), 05/06/2032	2,105,263	2,147,705
		9,552,115
Total Financials		33,549,005
Health Care — 5.7%
Biotechnology — 1.8%
Endo Finance Holdings, Inc., First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 04/23/2031	9,900,000	9,931,977
Star Parent, Inc., First Lien, 8.30% (3 mo. Term SOFR + 4.00%), 09/30/2030	2,955,000	2,958,694
		12,890,671

The accompanying notes are an integral part of these financial statements.

30

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
BANK LOANS — (Continued)
Health Care — (Continued)
Health Care Equipment & Supplies — 1.2%
Bausch + Lomb Corp., First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 09/29/2028	$4,410,000	$4,415,513
Embecta Corp., 7.36% (1 mo. Term SOFR + 3.00%), 04/02/2029	4,472,653	4,477,148
		8,892,661
Pharmaceuticals — 2.7%
Amneal Pharmaceuticals LLC, First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 08/02/2032	15,000,000	15,012,450
LSCS Holdings, Inc., First Lien, 8.80% (3 mo. Term SOFR + 4.50%), 03/04/2032	3,980,000	3,926,946
		18,939,396
Total Health Care		40,722,728
Industrials — 4.4%
Aerospace & Defense — 0.4%
Karman Holdings, Inc., First Lien, 7.80% (3 mo. Term SOFR + 3.50%), 04/01/2032	2,992,500	3,011,203
Building Products — 1.0%
Trulite Glass & Aluminum Solutions LLC, 10.29% (3 mo. Term SOFR + 6.00%), 03/01/2030	7,218,750	7,236,797
Commercial Services & Supplies — 1.9%
Emerald X, Inc., First Lien, 7.57% (1 mo. Term SOFR + 3.25%), 01/30/2032	5,486,250	5,525,093
Gloves Buyer, Inc., First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 05/24/2032	8,000,000	7,790,000
		13,315,093
Machinery — 0.4%
Chart Industries, Inc., First Lien, 6.79% (3 mo. Term SOFR + 2.50%), 03/18/2030	2,440,802	2,457,583
Trading Companies & Distributors — 0.7%
Foundation Building Materials, Inc., 8.36% (3 mo. Term SOFR + 4.00%), 01/29/2031	4,937,343	4,951,933
Total Industrials		30,972,609
Information Technology — 1.5%
Application Software — 0.4%
Dye & Durham Corp., 8.65% (3 mo. Term SOFR + 4.25%), 04/14/2031	2,793,823	2,781,600
IT Services — 0.2%
Prometric Holdings, Inc., First Lien, 8.07% (1 mo. Term SOFR + 3.75%), 06/25/2032	1,000,000	1,006,125

The accompanying notes are an integral part of these financial statements.

31

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
BANK LOANS — (Continued)
Information Technology — (Continued)
Software — 0.9%
DTI Holdco, Inc., First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 04/26/2029	$5,967,506	$5,333,488
Inmar T/L B (06/25), 8.80% (1 mo. Term SOFR + 4.50%), 10/30/2031	1,238,775	1,239,165
		6,572,653
Total Information Technology		10,360,378
Materials — 3.1%
Chemicals — 0.9%
M2S Group Intermediate Holdings, Inc., First Lien, 9.03% (3 mo. Term SOFR + 4.75%), 08/27/2031	6,557,471	6,521,405
Paper & Forest Products — 2.2%
Verde Operating Company, First Lien, 8.30% (3 mo. Term SOFR + 4.00%), 11/29/2030	15,909,623	15,771,528
Total Materials		22,292,933
TOTAL BANK LOANS (Cost $195,961,555)		193,236,824

	Shares
CONVERTIBLE PREFERRED STOCKS — 2.3%
Financials — 0.4%
Financial Services — 0.4%
Shift4 Payments, Inc., 6.00%, 05/01/2028	30,000	2,846,100
Industrials — 1.1%
Aerospace & Defense — 0.9%
Boeing Co., 6.00%, 10/15/2027	90,000	6,261,300
Trading Companies & Distributors — 0.2%
QXO, Inc., 5.50%, 05/15/2028	30,000	1,649,700
Total Industrials		7,911,000
Utilities — 0.8%
Electric Utilities — 0.8%
PG&E Corp., Series A, 6.00%, 12/01/2027	135,000	5,316,300
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,072,713)		16,073,400

Principal Amount
CONVERTIBLE BONDS — 1.9%
Consumer Discretionary — 0.9%
Automobile Components — 0.3%
Patrick Industries, Inc., 1.75%, 12/01/2028	$1,250,000	2,032,500

The accompanying notes are an integral part of these financial statements.

32

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
CONVERTIBLE BONDS — (Continued)
Consumer Discretionary — (Continued)
Diversified Consumer Services — 0.6%
Stride, Inc., 1.13%, 09/01/2027	$1,600,000	$4,551,601
Total Consumer Discretionary		6,584,101
Health Care — 0.5%
Biotechnology — 0.5%
KalVista Pharmaceuticals, Inc., 3.25%, 10/01/2031(a)	1,000,000	1,090,315
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/2029	1,100,000	2,647,150
Total Health Care		3,737,465
Industrials — 0.2%
Electrical Equipment — 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	1,500,000	1,304,276
Utilities — 0.3%
Electric Utilities — 0.3%
PG&E Corp., 4.25%, 12/01/2027	2,000,000	2,027,600
TOTAL CONVERTIBLE BONDS (Cost $8,479,571)		13,653,442

	Shares
SHORT-TERM INVESTMENTS
Money Market Funds — 5.1%
Fidelity Money Market Government Portfolio - Class I, 4.04%(b)	36,609,897	36,609,897
TOTAL MONEY MARKET FUNDS (Cost $36,609,897)		36,609,897
TOTAL INVESTMENTS — 98.7% (Cost $692,952,761)		704,048,996
Other Assets in Excess of Liabilities — 1.3%		9,190,974
TOTAL NET ASSETS — 100.0%		$ 713,239,970

Principal amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $396,973,782 or 55.7% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

33

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.9%
Belgium — 0.7%
Beverages — 0.7%
Anheuser-Busch InBev SA/NV	101,463	$6,065,140
Canada — 3.8%
Commercial Services & Supplies — 1.8%
GFL Environmental, Inc.	350,000	16,583,000
Ground Transportation — 0.7%
Canadian National Railway Co.	73,998	6,978,012
Software — 1.3%
Constellation Software, Inc.	4,302	11,678,429
Total Canada		35,239,441
China — 1.2%
Banks — 0.6%
China Merchants Bank Co. Ltd. - Class H	900,000	5,386,478
Interactive Media & Services — 0.6%
Tencent Holdings Ltd. - ADR	65,000	5,534,750
Total China		10,921,228
Denmark — 1.1%
Pharmaceuticals — 1.1%
Novo Nordisk AS - ADR	152,000	8,434,480
Novo Nordisk AS - Class B	30,000	1,670,450
Total Denmark		10,104,930
France — 12.1%
Aerospace & Defense — 2.7%
Airbus SE	38,000	8,874,013
Thales SA	52,064	16,458,222
		25,332,235
Chemicals — 1.8%
Air Liquide SA	81,694	17,021,536
Construction & Engineering — 1.1%
Vinci SA	70,024	9,731,401
Electrical Equipment — 2.8%
Schneider Electric SE	93,000	26,176,983
Life Sciences Tools & Services — 0.8%
Sartorius Stedim Biotech	37,000	7,540,370
Pharmaceuticals — 1.1%
Sanofi SA	23,000	2,177,966
Sanofi SA - ADR	170,000	8,024,000
		10,201,966

The accompanying notes are an integral part of these financial statements.

34

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
Professional Services — 1.8%
Bureau Veritas SA	543,422	$17,044,674
Total France		113,049,165
Germany — 11.9%
Aerospace & Defense — 1.1%
Rheinmetall AG	4,459	10,430,395
Capital Markets — 1.0%
DWS Group GmbH & Co. KGaA(a)	142,000	8,918,226
Health Care Providers & Services — 1.9%
Fresenius SE & Co. KGaA	322,659	18,032,019
Industrial Conglomerates — 2.4%
Siemens AG	81,200	21,922,280
Insurance — 2.4%
Hannover Rueck SE	15,000	4,526,395
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,434	17,515,953
		22,042,348
Pharmaceuticals — 1.0%
Merck KGaA	74,750	9,698,445
Software — 2.1%
SAP SE - ADR	75,000	20,040,750
Total Germany		111,084,463
Hong Kong — 0.7%
Capital Markets — 0.7%
Hong Kong Exchanges & Clearing Ltd.	120,000	6,812,467
India — 1.2%
Banks — 0.5%
HDFC Bank Ltd. - ADR	140,000	4,782,400
Hotels, Restaurants & Leisure — 0.7%
MakeMyTrip Ltd.(b)	65,000	6,084,000
Total India		10,866,400
Ireland — 10.1%
Chemicals — 1.8%
Linde PLC	34,529	16,401,275
Construction Materials — 1.7%
CRH PLC	128,000	15,347,200
Food Products — 1.4%
Kerry Group PLC - Class A	146,635	13,237,909

The accompanying notes are an integral part of these financial statements.

35

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Ireland — (Continued)
Insurance — 1.7%
Aon PLC - Class A	44,742	$15,954,102
Life Sciences Tools & Services — 1.0%
ICON PLC(b)	54,000	9,450,000
Passenger Airlines — 1.4%
Ryanair Holdings PLC	370,903	10,838,714
Ryanair Holdings PLC - ADR	43,000	2,589,460
		13,428,174
Professional Services — 1.1%
Experian PLC	201,624	10,126,999
Total Ireland		93,945,659
Japan — 12.1%
Beverages — 1.4%
Asahi Group Holdings Ltd.	1,116,000	13,379,650
Electronic Equipment, Instruments & Components — 1.4%
Keyence Corp.	34,173	12,731,524
Entertainment — 2.4%
Nintendo Co. Ltd.	220,000	19,034,235
Nintendo Co. Ltd. - ADR	150,000	3,201,000
		22,235,235
Professional Services — 3.3%
BayCurrent, Inc.	521,059	30,621,078
Semiconductors & Semiconductor Equipment — 3.6%
Disco Corp.	47,500	14,893,175
Renesas Electronics Corp.	1,160,000	13,346,024
Tokyo Electron Ltd.	30,000	5,318,009
		33,557,208
Total Japan		112,524,695
Luxembourg — 1.0%
Life Sciences Tools & Services — 1.0%
Eurofins Scientific SE(b)	133,648	9,746,494
Netherlands — 5.6%
Financial Services — 1.7%
Adyen NV(a)(b)	9,785	15,744,882
Semiconductors & Semiconductor Equipment — 3.0%
ASM International NV	15,000	9,047,273
ASML Holding NV - NY Shares	19,427	18,807,084
		27,854,357

The accompanying notes are an integral part of these financial statements.

36

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Netherlands — (Continued)
Software — 0.4%
Topicus.com, Inc.(b)	40,000	$4,289,717
Trading Companies & Distributors — 0.5%
IMCD NV	45,000	4,664,149
Total Netherlands		52,553,105
Norway — 0.3%
Machinery — 0.3%
TOMRA Systems ASA	196,000	2,938,396
South Korea — 3.9%
Semiconductors & Semiconductor Equipment — 2.5%
SK Hynix, Inc.	94,194	23,350,503
Technology Hardware, Storage & Peripherals — 1.4%
Samsung Electronics Co. Ltd.	215,000	12,889,320
Total South Korea		36,239,823
Switzerland — 8.7%
Capital Markets — 0.7%
Julius Baer Group Ltd.	93,937	6,541,065
Construction Materials — 1.8%
Amrize Ltd.(b)	96,000	4,693,999
Holcim AG	136,000	11,604,141
		16,298,140
Electrical Equipment — 1.5%
ABB Ltd.	65,000	4,703,617
ABB Ltd. - ADR	134,000	9,641,300
		14,344,917
Health Care Equipment & Supplies — 1.5%
Alcon AG	126,317	9,411,880
Alcon AG	64,598	4,858,729
		14,270,609
Life Sciences Tools & Services — 2.4%
Lonza Group AG	32,904	22,000,876
Pharmaceuticals — 0.8%
Roche Holding AG	15,800	5,261,140
Roche Holding AG - ADR	43,000	1,797,830
		7,058,970
Total Switzerland		80,514,577
Taiwan — 3.2%
Semiconductors & Semiconductor Equipment — 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	107,000	29,884,030

The accompanying notes are an integral part of these financial statements.

37

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — 13.6%
Aerospace & Defense — 1.6%
BAE Systems PLC	545,255	$15,177,947
Capital Markets — 1.4%
London Stock Exchange Group PLC	115,000	13,188,553
Financial Services — 0.2%
Wise PLC - Class A(b)	160,000	2,230,449
Health Care Equipment & Supplies — 1.3%
Smith & Nephew PLC	335,913	6,092,569
Smith & Nephew PLC - ADR	154,254	5,597,878
		11,690,447
Hotels, Restaurants & Leisure — 2.0%
Compass Group PLC	265,000	9,032,723
InterContinental Hotels Group PLC	78,873	9,536,564
		18,569,287
Industrial Conglomerates — 0.6%
Smiths Group PLC	162,419	5,149,518
Oil, Gas & Consumable Fuels — 0.5%
Shell PLC	129,010	4,627,272
Personal Care Products — 1.4%
Unilever PLC	62,508	3,712,763
Unilever PLC - ADR	162,271	9,619,425
		13,332,188
Pharmaceuticals — 1.9%
AstraZeneca PLC	34,000	5,208,836
AstraZeneca PLC - ADR	160,073	12,280,801
		17,489,637
Professional Services — 0.9%
RELX PLC - ADR	180,000	8,596,800
Textiles, Apparel & Luxury Goods — 0.7%
Birkenstock Holding PLC(b)	140,000	6,335,000
Trading Companies & Distributors — 1.1%
Ashtead Group PLC	157,000	10,528,636
Total United Kingdom		126,915,734
Uruguay — 2.7%
Broadline Retail — 2.7%
MercadoLibre, Inc.(b)	10,851	25,358,136
TOTAL COMMON STOCKS (Cost $527,168,833)		874,763,883

The accompanying notes are an integral part of these financial statements.

38

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Contracts	Value
WARRANTS — 0.0%(c)
Canada — 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(b)(d)	5,500	$0(e)
TOTAL WARRANTS (Cost $0)		0(e)

	Shares
SHORT-TERM INVESTMENTS
Money Market Funds — 5.1%
Fidelity Money Market Government Portfolio - Class I, 4.04%(f)	47,262,580	47,262,580
TOTAL MONEY MARKET FUNDS (Cost $47,262,580)		47,262,580
TOTAL INVESTMENTS — 99.0% (Cost $574,431,413)		922,026,463
Other Assets in Excess of Liabilities — 1.0%		9,074,507
TOTAL NET ASSETS — 100.0%		$ 931,100,970

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anonima
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $24,663,108 or 2.6% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

39

Buffalo Mid Cap Discovery Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.5%
Communication Services — 4.8%
Entertainment — 3.1%
Live Nation Entertainment, Inc.(a)	63,000	$10,294,200
ROBLOX Corp. - Class A(a)	42,250	5,852,470
		16,146,670
Interactive Media & Services — 1.7%
Pinterest, Inc. - Class A(a)	206,094	6,630,044
Reddit, Inc. - Class A(a)	11,100	2,552,889
		9,182,933
Total Communication Services		25,329,603
Consumer Discretionary — 8.1%
Hotels, Restaurants & Leisure — 5.9%
Carnival Corp.(a)	205,000	5,926,550
Cava Group, Inc.(a)	21,500	1,298,815
DraftKings, Inc. - Class A(a)	143,000	5,348,200
Expedia Group, Inc.	27,952	5,974,740
Hilton Worldwide Holdings Inc.	43,950	11,402,388
Wingstop, Inc.	5,300	1,333,904
		31,284,597
Specialty Retail — 1.2%
Ross Stores, Inc.	43,255	6,591,630
Textiles, Apparel & Luxury Goods — 1.0%
Birkenstock Holding PLC(a)	115,600	5,230,900
Total Consumer Discretionary		43,107,127
Consumer Staples — 1.2%
Personal Care Products — 1.2%
elf Beauty, Inc.(a)	47,600	6,306,048
Energy — 1.2%
Energy Equipment & Services — 1.2%
Schlumberger NV	193,290	6,643,377
Financials — 8.9%
Capital Markets — 5.1%
Ameriprise Financial, Inc.	10,085	4,954,256
Intercontinental Exchange, Inc.	27,038	4,555,362
MSCI, Inc.	30,940	17,555,666
		27,065,284
Financial Services — 2.6%
Corpay, Inc.(a)	22,754	6,554,517
Shift4 Payments, Inc. - Class A(a)	90,667	7,017,626
		13,572,143
Insurance — 1.2%
Kinsale Capital Group, Inc.	14,960	6,361,890
Total Financials		46,999,317

The accompanying notes are an integral part of these financial statements.

40

Buffalo Mid Cap Discovery Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — 19.4%
Biotechnology — 3.1%
Alnylam Pharmaceuticals, Inc.(a)	21,514	$9,810,384
Natera, Inc.(a)	41,581	6,693,294
		16,503,678
Health Care Equipment & Supplies — 5.8%
Alcon AG	62,641	4,667,381
DexCom, Inc.(a)	73,711	4,960,013
Edwards Lifesciences Corp.(a)	92,000	7,154,840
IDEXX Laboratories, Inc.(a)	13,399	8,560,487
Insulet Corp.(a)	18,500	5,711,505
		31,054,226
Health Care Providers & Services — 3.4%
Cencora, Inc.	39,860	12,457,446
Progyny, Inc.(a)	255,147	5,490,763
		17,948,209
Health Care Technology — 3.4%
Veeva Systems, Inc. - Class A(a)	60,687	18,079,264
Life Sciences Tools & Services — 3.7%
Agilent Technologies, Inc.	46,471	5,964,553
Bio-Techne Corp.	115,975	6,451,689
IQVIA Holdings, Inc.(a)	15,662	2,974,841
Repligen Corp.(a)	30,000	4,010,100
		19,401,183
Total Health Care		102,986,560
Industrials — 18.8%
Aerospace & Defense — 3.3%
Axon Enterprise, Inc.(a)	6,485	4,653,895
HEICO Corp. - Class A	26,600	6,758,794
Howmet Aerospace, Inc.	30,800	6,043,884
		17,456,573
Building Products — 1.0%
Advanced Drainage Systems, Inc.	37,300	5,173,510
Commercial Services & Supplies — 1.7%
Copart, Inc.(a)	197,088	8,863,047
Construction & Engineering — 1.3%
Comfort Systems USA, Inc.	8,500	7,014,030
Electrical Equipment — 4.3%
AMETEK, Inc.	52,600	9,888,800
Vertiv Holdings Co. - Class A	85,000	12,823,100
		22,711,900

The accompanying notes are an integral part of these financial statements.

41

Buffalo Mid Cap Discovery Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
Professional Services — 5.7%
Equifax, Inc.	29,662	$7,609,193
TransUnion	130,000	10,891,400
Verisk Analytics, Inc.	47,923	12,053,114
		30,553,707
Trading Companies & Distributors — 1.5%
Fastenal Co.	55,500	2,721,720
WW Grainger, Inc.	5,400	5,145,984
		7,867,704
Total Industrials		99,640,471
Information Technology — 22.9%
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. - Class A	67,602	8,365,748
IT Services — 3.5%
Gartner, Inc.(a)	30,756	8,084,830
Snowflake, Inc. - Class A(a)	47,100	10,623,405
		18,708,235
Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	17,500	4,299,750
Monolithic Power Systems, Inc.	5,227	4,812,185
Universal Display Corp.	53,894	7,740,795
		16,852,730
Software — 14.6%
Autodesk, Inc.(a)	28,065	8,915,409
CCC Intelligent Solutions Holdings, Inc.(a)	610,000	5,557,100
Datadog, Inc. - Class A(a)	53,900	7,675,360
Fair Isaac Corp.(a)	3,720	5,567,092
Guidewire Software, Inc.(a)	39,875	9,165,667
Manhattan Associates, Inc.(a)	30,600	6,272,388
Nutanix, Inc. - Class A(a)	87,500	6,509,125
Procore Technologies, Inc.(a)	128,000	9,333,760
Synopsys, Inc.(a)	10,755	5,306,409
Tyler Technologies, Inc.(a)	14,000	7,324,240
Zscaler, Inc.(a)	19,200	5,753,472
		77,380,022
Total Information Technology		121,306,735
Materials — 2.9%
Construction Materials — 2.9%
James Hardie Industries PLC(a)	401,325	7,709,453
Martin Marietta Materials, Inc.	12,193	7,685,004
Total Materials		15,394,457

The accompanying notes are an integral part of these financial statements.

42

Buffalo Mid Cap Discovery Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 2.1%
Real Estate Management & Development — 2.1%
CoStar Group, Inc.(a)	129,341	$10,912,500
Utilities — 3.2%
Independent Power and Renewable Electricity Producers — 3.2%
Vistra Corp.	87,950	17,231,164
TOTAL COMMON STOCKS (Cost $352,889,268)		495,857,359
SHORT-TERM INVESTMENTS
Money Market Funds — 5.3%
Fidelity Money Market Government Portfolio - Class I, 4.04%(b)	28,012,817	28,012,817
TOTAL MONEY MARKET FUNDS (Cost $28,012,817)		28,012,817
TOTAL INVESTMENTS — 98.8% (Cost $380,902,085)		523,870,176
Other Assets in Excess of Liabilities — 1.2%		6,485,362
TOTAL NET ASSETS — 100.0%		$530,355,538

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

43

Buffalo Mid Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.7%
Communication Services — 8.4%
Entertainment — 7.0%
Liberty Media Corp.-Liberty Formula One - Class A(a)	30,529	$2,906,972
Live Nation Entertainment, Inc.(a)	23,000	3,758,200
ROBLOX Corp. - Class A(a)	11,000	1,523,720
Take-Two Interactive Software, Inc.(a)	6,000	1,550,160
		9,739,052
Interactive Media & Services — 1.4%
Pinterest, Inc. - Class A(a)	58,202	1,872,358
Total Communication Services		11,611,410
Consumer Discretionary — 5.7%
Hotels, Restaurants & Leisure — 4.1%
Carnival Corp.(a)	50,000	1,445,500
Hilton Worldwide Holdings Inc.	10,000	2,594,400
Vail Resorts, Inc.	10,746	1,607,279
		5,647,179
Textiles, Apparel & Luxury Goods — 1.6%
Birkenstock Holding PLC(a)	30,000	1,357,500
lululemon athletica, Inc.(a)	4,845	862,071
		2,219,571
Total Consumer Discretionary		7,866,750
Consumer Staples — 1.1%
Personal Care Products — 1.1%
elf Beauty, Inc.(a)	11,017	1,459,532
Financials — 8.3%
Capital Markets — 5.9%
MarketAxess Holdings, Inc.	6,225	1,084,706
Moody's Corp.	3,500	1,667,680
MSCI, Inc.	9,500	5,390,395
		8,142,781
Insurance — 2.4%
Kinsale Capital Group, Inc.	7,900	3,359,554
Total Financials		11,502,335
Health Care — 15.0%
Health Care Equipment & Supplies — 0.2%
DexCom, Inc.(a)	4,556	306,573
Health Care Providers & Services — 4.9%
Cardinal Health, Inc.	9,000	1,412,640
Cencora, Inc.	4,735	1,479,830
Encompass Health Corp.	18,000	2,286,360
Progyny, Inc.(a)	74,300	1,598,936
		6,777,766

The accompanying notes are an integral part of these financial statements.

44

Buffalo Mid Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Health Care Technology — 4.2%
Veeva Systems, Inc. - Class A(a)	19,850	$5,913,513
Life Sciences Tools & Services — 5.7%
Bio-Rad Laboratories, Inc. - Class A(a)	6,130	1,718,791
Bio-Techne Corp.	34,800	1,935,924
IQVIA Holdings, Inc.(a)	10,600	2,013,364
Mettler-Toledo International, Inc.(a)	1,800	2,209,698
		7,877,777
Total Health Care		20,875,629
Industrials — 25.6%(b)
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)	1,700	1,219,988
TransDigm Group, Inc.	1,400	1,845,228
		3,065,216
Commercial Services & Supplies — 4.3%
Copart, Inc.(a)	84,000	3,777,480
RB Global, Inc.	20,000	2,167,200
		5,944,680
Construction & Engineering — 3.3%
AECOM	21,800	2,844,246
Comfort Systems USA, Inc.	2,100	1,732,878
		4,577,124
Electrical Equipment — 5.9%
AMETEK, Inc.	20,000	3,760,000
Vertiv Holdings Co. - Class A	29,432	4,440,111
		8,200,111
Professional Services — 8.9%
Equifax, Inc.	9,100	2,334,423
SS&C Technologies Holdings, Inc.	25,289	2,244,652
TransUnion	43,000	3,602,540
Verisk Analytics, Inc.	16,700	4,200,217
		12,381,832
Trading Companies & Distributors — 1.0%
Ferguson Enterprises, Inc.	6,300	1,414,854
Total Industrials		35,583,817
Information Technology — 17.6%
IT Services — 3.5%
Gartner, Inc.(a)	10,800	2,838,996
Snowflake, Inc. - Class A(a)	9,000	2,029,950
		4,868,946
Semiconductors & Semiconductor Equipment — 1.6%
ON Semiconductor Corp.(a)	43,310	2,135,616

The accompanying notes are an integral part of these financial statements.

45

Buffalo Mid Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Software — 12.5%
Fair Isaac Corp.(a)	890	$1,331,912
Guidewire Software, Inc.(a)	11,200	2,574,432
Manhattan Associates, Inc.(a)	7,400	1,516,852
Procore Technologies, Inc.(a)	43,800	3,193,896
PTC, Inc.(a)	16,000	3,248,320
Tyler Technologies, Inc.(a)	4,100	2,144,956
Varonis Systems, Inc.(a)	58,500	3,361,995
		17,372,363
Total Information Technology		24,376,925
Materials — 3.6%
Construction Materials — 3.6%
James Hardie Industries PLC(a)	97,200	1,867,212
Martin Marietta Materials, Inc.	5,000	3,151,400
Total Materials		5,018,612
Real Estate — 6.0%
Real Estate Management & Development — 6.0%
CBRE Group, Inc. - Class A(a)	34,000	5,357,040
CoStar Group, Inc.(a)	36,000	3,037,320
Total Real Estate		8,394,360
Utilities — 3.4%
Independent Power and Renewable Electricity Producers — 3.4%
Vistra Corp.	23,750	4,653,100
TOTAL COMMON STOCKS (Cost $75,713,219)		131,342,470
REAL ESTATE INVESTMENT TRUSTS — 1.3%
Real Estate — 1.3%
Health Care REITs — 1.3%
Welltower, Inc.	10,000	1,781,400
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $624,889)		1,781,400
SHORT-TERM INVESTMENTS
Money Market Funds — 4.1%
Fidelity Money Market Government Portfolio - Class I, 4.04%(c)	5,750,684	5,750,684
TOTAL MONEY MARKET FUNDS (Cost $5,750,684)		5,750,684
TOTAL INVESTMENTS — 100.1% (Cost $82,088,792)		138,874,554
Liabilities in Excess of Other Assets — (0.1)%		(112,370)
TOTAL NET ASSETS — 100.0%		$138,762,184

The accompanying notes are an integral part of these financial statements.

46

Buffalo Mid Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

47

Buffalo Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Communication Services — 1.0%
Media — 1.0%
DoubleVerify Holdings, Inc.(a)	415,664	$4,979,655
Consumer Discretionary — 10.3%
Automobile Components — 3.0%
Dorman Products, Inc.(a)	40,065	6,245,332
Modine Manufacturing Co.(a)	56,560	8,040,570
		14,285,902
Broadline Retail — 0.5%
Ollie's Bargain Outlet Holdings, Inc.(a)	19,055	2,446,662
Hotels, Restaurants & Leisure — 1.6%
Dutch Bros, Inc. - Class A(a)	58,620	3,068,171
First Watch Restaurant Group, Inc.(a)	309,387	4,838,812
		7,906,983
Household Durables — 2.0%
Champion Homes, Inc.(a)	127,710	9,753,213
Specialty Retail — 3.2%
Boot Barn Holdings, Inc.(a)	42,045	6,967,697
Valvoline, Inc.(a)	139,025	4,992,388
Warby Parker, Inc. - Class A(a)	130,990	3,612,704
		15,572,789
Total Consumer Discretionary		49,965,549
Consumer Staples — 2.8%
Beverages — 1.4%
Celsius Holdings, Inc.(a)	113,750	6,539,488
Personal Care Products — 1.4%
elf Beauty, Inc.(a)	52,900	7,008,192
Total Consumer Staples		13,547,680
Energy — 3.2%
Energy Equipment & Services — 2.4%
Cactus, Inc. - Class A	158,290	6,247,706
Patterson-UTI Energy, Inc.	593,320	3,073,398
Solaris Energy Infrastructure, Inc.	59,925	2,395,202
		11,716,306
Oil, Gas & Consumable Fuels — 0.8%
Matador Resources Co.	84,935	3,816,130
Total Energy		15,532,436

The accompanying notes are an integral part of these financial statements.

48

Buffalo Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Financials — 11.1%
Capital Markets — 4.4%
Hamilton Lane Inc. - Class A	34,653	$4,670,878
PJT Partners, Inc. - Class A	27,225	4,838,699
WisdomTree, Inc.	841,830	11,701,437
		21,211,014
Financial Services — 2.8%
Paymentus Holdings, Inc. - Class A(a)	145,790	4,461,174
Shift4 Payments, Inc. - Class A(a)	117,272	9,076,853
		13,538,027
Insurance — 3.9%
Baldwin Insurance Group, Inc. - Class A(a)	176,645	4,983,155
Kinsale Capital Group, Inc.	15,130	6,434,184
Palomar Holdings, Inc.(a)	63,823	7,451,335
		18,868,674
Total Financials		53,617,715
Health Care — 20.8%
Biotechnology — 4.7%
ADMA Biologics, Inc.(a)	293,215	4,298,532
Halozyme Therapeutics, Inc.(a)	111,449	8,173,670
Natera, Inc.(a)	45,593	7,339,105
Vericel Corp.(a)	88,880	2,797,053
		22,608,360
Health Care Equipment & Supplies — 3.3%
Establishment Labs Holdings, Inc.(a)	116,795	4,787,427
Lantheus Holdings, Inc.(a)	79,320	4,068,323
PROCEPT BioRobotics Corp.(a)	42,735	1,525,212
QuidelOrtho Corp.(a)	180,215	5,307,332
		15,688,294
Health Care Providers & Services — 5.5%
Castle Biosciences, Inc.(a)	239,614	5,456,011
HealthEquity, Inc.(a)	74,969	7,104,812
Option Care Health, Inc.(a)	395,255	10,972,279
Privia Health Group, Inc.(a)	124,535	3,100,921
		26,634,023
Health Care Technology — 1.3%
Waystar Holding Corp.(a)	169,730	6,436,162
Life Sciences Tools & Services — 2.7%
Medpace Holdings, Inc.(a)	12,455	6,403,863
OmniAb, Inc. - 12.50 Earnout(a)(b)	47,436	475
OmniAb, Inc. - 15.00 Earnout(a)(b)	47,436	474
Repligen Corp.(a)	48,280	6,453,588
		12,858,400

The accompanying notes are an integral part of these financial statements.

49

Buffalo Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Pharmaceuticals — 3.3%
Ligand Pharmaceuticals, Inc.(a)	91,167	$16,149,322
Total Health Care		100,374,561
Industrials — 23.5%
Aerospace & Defense — 2.5%
AeroVironment, Inc.(a)	38,230	12,038,245
Building Products — 2.7%
Advanced Drainage Systems, Inc.	54,880	7,611,856
Trex Co., Inc.(a)	106,705	5,513,447
		13,125,303
Construction & Engineering — 5.2%
Argan, Inc.	9,590	2,589,779
Everus Construction Group, Inc.(a)	82,395	7,065,371
MYR Group, Inc.(a)	31,890	6,634,077
Sterling Infrastructure, Inc.(a)	26,330	8,943,774
		25,233,001
Machinery — 6.7%
Chart Industries, Inc.(a)	34,180	6,841,127
ESCO Technologies, Inc.	30,865	6,515,910
JBT Marel Corp.	75,275	10,572,374
Kadant, Inc.	14,540	4,326,813
Kornit Digital Ltd.(a)	326,205	4,403,768
		32,659,992
Professional Services — 3.9%
Acuren Corp.(a)	291,428	3,878,907
FTI Consulting, Inc.(a)	41,890	6,771,518
ICF International, Inc.	31,404	2,914,291
Willdan Group, Inc.(a)	54,220	5,242,532
		18,807,248
Trading Companies & Distributors — 2.5%
SiteOne Landscape Supply, Inc.(a)	37,190	4,790,072
Transcat, Inc.(a)	40,000	2,928,000
WESCO International, Inc.	19,855	4,199,332
		11,917,404
Total Industrials		113,781,193
Information Technology — 24.4%
Communications Equipment — 2.0%
Ciena Corp.(a)	67,645	9,853,847
Electronic Equipment, Instruments & Components — 2.5%
Napco Security Technologies, Inc.	138,980	5,969,191
Novanta, Inc.(a)	59,255	5,934,388
		11,903,579

The accompanying notes are an integral part of these financial statements.

50

Buffalo Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
IT Services — 0.5%
Endava PLC - ADR(a)	279,565	$2,544,042
Semiconductors & Semiconductor Equipment — 7.6%
Credo Technology Group Holding Ltd.(a)	48,040	6,995,104
Onto Innovation, Inc.(a)	35,645	4,606,047
Silicon Laboratories, Inc.(a)	62,330	8,173,333
SiTime Corp.(a)	17,705	5,334,693
SkyWater Technology, Inc.(a)	214,560	4,003,690
Universal Display Corp.	51,593	7,410,303
		36,523,170
Software — 10.9%
Clearwater Analytics Holdings, Inc. - Class A(a)	424,750	7,653,995
Commvault Systems, Inc.(a)	39,190	7,398,288
Intapp, Inc.(a)	128,180	5,242,562
Onestream, Inc.(a)	245,605	4,526,500
Pegasystems, Inc.	95,185	5,473,138
Tenable Holdings, Inc.(a)	139,050	4,054,698
Varonis Systems, Inc.(a)	221,835	12,748,857
Vertex, Inc. - Class A(a)	229,357	5,685,760
		52,783,798
Technology Hardware, Storage & Peripherals — 0.9%
IonQ, Inc.(a)	68,535	4,214,903
Total Information Technology		117,823,339
TOTAL COMMON STOCKS (Cost $392,667,008)		469,622,128
SHORT-TERM INVESTMENTS
Money Market Funds — 3.3%
Fidelity Money Market Government Portfolio - Class I, 4.04%(c)	16,171,489	16,171,489
TOTAL MONEY MARKET FUNDS (Cost $16,171,489)		16,171,489
TOTAL INVESTMENTS — 100.4% (Cost $408,838,497)		485,793,617
Liabilities in Excess of Other Assets — (0.4)%		(2,160,346)
TOTAL NET ASSETS — 100.0%		$483,633,271

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

51

Buffalo Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by the Board of Trustees and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $949 or 0.0% of net assets as of September 30, 2025.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

52

BUFFALO FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
ASSETS:
Investments in securities, at cost	$75,607,217	$ 56,233,281	$ 166,653,823	$58,175,221	$79,430,608
Investments in securities, at value	$ 170,132,075	$ 69,421,377	$ 454,306,296	$ 191,970,438	$ 180,708,440
Cash	—	416,345	—	—	—
Receivables:
Investments sold	302,716	—	—	—	—
Fund shares sold	3,373	1,604	3,422	1,839	1,903
Dividends	56,819	11,290	379,281	34,920	108,240
Interest	—	—	—	—	6,250
Other assets	19,323	19,116	25,125	18,629	15,248
Total assets	170,514,306	69,869,732	454,714,124	192,025,826	180,840,081
LIABILITIES:
Payables:
Written options, at value(1) (Note 6)	—	—	2,350	—	—
Fund shares purchased	7,137	10,020	63,211	15,773	12,023
Management fees (Note 3)	103,615	75,488	315,525	118,116	111,244
Accrued shareholder service fees - Investor Class (Note 5)	15,887	13,131	105,538	31,114	17,669
Accrued expenses	28	28	28	30	28
Total liabilities	126,667	98,667	486,652	165,033	140,964
NET ASSETS	$ 170,387,639	$ 69,771,065	$ 454,227,472	$ 191,860,793	$180,699,117
NET ASSETS CONSIST OF:
Paid-in capital	$67,447,164	$ 54,788,639	$ 134,837,418	$46,713,784	$81,165,603
Total distributable earnings (accumulated deficit)	102,940,475	14,982,426	319,390,054	145,147,009	99,533,514
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$ 170,387,639	$ 69,771,065	$ 454,227,472	$ 191,860,793	$180,699,117
Net Assets - Investor Class	45,416,164	31,616,660	263,818,156	86,879,973	49,133,477
Outstanding Shares - Investor Class	729,858	1,830,939	12,148,615	2,232,051	1,425,659
NET ASSET VALUE PER SHARE - Investor Class	$62.23	$17.27	$21.72	$38.92	$34.46
Net Assets - Institutional Class	124,971,475	38,154,405	190,409,316	104,980,820	131,565,640
Outstanding Shares - Institutional Class	1,991,565	2,189,985	8,772,138	2,673,152	3,815,792
NET ASSET VALUE PER SHARE - Institutional Class	$62.75	$17.42	$21.71	$39.27	$34.48
Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
(1) Written options, premiums received	—	—	$12,954	—	—

The accompanying notes are an integral part of these financial statements.

53

BUFFALO FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
ASSETS:
Investments in securities, at cost	$692,952,761	$ 574,431,413	$ 380,902,085	$82,088,792	$ 408,838,497
Foreign currencies, at cost	—	8,674,189	—	—	—
Investments in securities, at value	$ 704,048,996	$ 922,026,463	$ 523,870,176	$ 138,874,554	$ 485,793,617
Cash	598,735	—	—	20,331	—
Foreign currencies, at value	—	8,618,192	—	—	—
Receivables:
Investments sold	3,851,673	9,489,562	9,008,682	—	—
Fund shares sold	726,741	483,925	80,379	7,486	47,250
Dividends	118,329	2,780,779	165,617	19,389	122,349
Interest	11,277,157	—	—	—	—
Other assets	39,746	42,530	24,452	14,121	21,849
Total assets	720,661,377	943,441,451	533,149,306	138,935,881	485,985,065
LIABILITIES:
Payables:
Investments purchased	6,000,000	11,067,159	—	—	1,156,278
Fund shares purchased	889,604	530,368	2,237,955	49,945	736,702
Payable to custodian	—	6,849	—	—	—
Management fees (Note 3)	498,582	644,774	381,743	97,997	345,149
Accrued shareholder service fees - Investor Class (Note 5)	33,175	66,988	174,024	25,709	113,619
Custodian fees (Note 3)	—	24,297	—	—	—
Accrued expenses	46	46	46	46	46
Total liabilities	7,421,407	12,340,481	2,793,768	173,697	2,351,794
NET ASSETS	$ 713,239,970	$ 931,100,970	$ 530,355,538	$ 138,762,184	$ 483,633,271
Net Assets Consist of:
Paid-in capital	$ 718,991,339	$ 563,199,992	$ 310,213,559	$70,575,656	$ 460,895,417
Total distributable earnings (accumulated deficit)	(5,751,369)	367,900,978	220,141,979	68,186,528	22,737,854
Net assets applicable to outstanding shares	$ 713,239,970	$ 931,100,970	$ 530,355,538	$ 138,762,184	$ 483,633,271
Net Assets - Investor Class	131,098,158	245,369,642	398,076,235	64,709,493	320,989,882
Outstanding Shares - Investor Class	12,274,233	10,268,442	16,987,954	3,831,778	21,653,986
Net asset value per share - Investor Class	$10.68	$23.90	$23.43	$16.89	$14.82
Net Assets - Institutional Class	582,141,812	685,731,328	132,279,303	74,052,691	162,643,389
Outstanding Shares - Institutional Class	54,650,590	28,658,948	5,580,112	4,338,934	10,884,408
Net asset value per share - Institutional Class	$10.65	$23.93	$23.71	$17.07	$14.94
Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

The accompanying notes are an integral part of these financial statements.

54

BUFFALO FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2025 (Unaudited)

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
INVESTMENT INCOME:
Interest	$—	$—	$—	$—	$42,837
Dividends from securities	614,284	174,469	6,220,676	408,135	1,711,451
Foreign tax withheld	(6,497)	—	—	—	—
Total investment income	607,787	174,469	6,220,676	408,135	1,754,288
EXPENSES:
Management fees (Note 3)	577,320	419,593	1,914,902	667,836	643,071
Shareholder service fees - Investor Class (Note 5)	27,868	22,558	198,175	56,662	34,180
Registration fees	18,653	16,977	18,485	16,504	20,251
Other expenses	823	363	2,408	943	885
Total expenses	624,664	459,491	2,133,970	741,945	698,387
Net investment income (loss)	(16,877)	(285,022)	4,086,706	(333,810)	1,055,901
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	4,149,327	8,511,877	14,222,951	6,953,545	(1,006,055)
Written options (Note 6)	—	—	146,502	—	—
Net change in unrealized appreciation/depreciation during the period on:
Investments	30,992,252	1,092,867	(2,915,721)	29,482,119	15,942,433
Written options (Note 6)	—	—	6,006	—	—
Net realized and unrealized gain	35,141,579	9,604,744	11,459,738	36,435,664	14,936,378
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 35,124,702	$9,319,722	$15,546,444	$36,101,854	$15,992,279

The accompanying notes are an integral part of these financial statements.

55

BUFFALO FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2025 (Unaudited)(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
INVESTMENT INCOME:
Interest	$27,292,386	$—	$—	$—	$—
Dividends from securities	1,185,801	10,939,760	1,439,634	467,820	1,099,784
Foreign tax withheld	—	(1,147,510)	(9,506)	(2,133)	—
Total investment income	28,478,187	9,792,250	1,430,128	465,687	1,099,784
EXPENSES:
Management fees (Note 3)	2,934,325	3,863,531	2,403,389	592,224	2,114,583
Shareholder service fees - Investor Class (Note 5)	97,955	185,922	320,781	49,347	211,529
Registration fees	43,847	29,575	20,745	17,620	20,014
Custody fees (Note 3)	—	82,622	—	—	—
Other expenses	3,438	4,647	3,429	745	2,994
Total expenses	3,079,565	4,166,297	2,748,344	659,936	2,349,120
Net investment income (loss)	25,398,622	5,625,953	(1,318,216)	(194,249)	(1,249,336)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(8,082,457)	13,858,747	27,206,552	6,765,202	31,372,291
Foreign currency transactions	—	131,682	—	—	—
Net change in unrealized appreciation/depreciation during the period on:
Investments	10,616,165	68,967,757	17,406,078	4,546,500	20,081,176
Foreign currency translations	—	79,064	—	—	—
Net realized and unrealized gain	2,533,708	83,037,250	44,612,630	11,311,702	51,453,467
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 27,932,330	$88,663,203	$43,294,414	$11,117,453	$50,204,131

The accompanying notes are an integral part of these financial statements.

56

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Buffalo Blue Chip Growth Fund		Buffalo Early Stage Growth Fund		Buffalo Flexible Allocation Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$(16,877)	$31,473	$(285,022)	$(567,121)	$4,086,706	$7,652,632
Net realized gain (loss)	4,149,327	8,694,654	8,511,877	3,423,130	14,369,453	23,196,299
Net change in unrealized appreciation/depreciation	30,992,252	(1,937,189)	1,092,867	(7,673,965)	(2,909,715)	(6,618,883)
Net increase (decrease) in net assets resulting from operations	35,124,702	6,788,938	9,319,722	(4,817,956)	15,546,444	24,230,048
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	—	(1,660,327)	—	—	(2,396,402)	(10,550,607)
Institutional Class	—	(3,783,718)	—	—	(1,841,385)	(7,352,269)
Total distributions	—	(5,444,045)	—	—	(4,237,787)	(17,902,876)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,931,422	12,839,712	769,469	893,344	1,592,884	8,967,443
Institutional Class	5,267,657	13,177,834	5,994,207	1,551,735	4,223,565	12,123,710
Reinvested dividends and distributions
Investor Class	—	1,599,366	—	—	2,365,444	10,417,843
Institutional Class	—	3,709,659	—	—	1,456,499	6,039,903
Shares Issued	7,199,079	31,326,571	6,763,676	2,445,079	9,638,392	37,548,899
Redemptions
Investor Class	(3,765,052)	(11,653,077)	(4,397,570)	(11,422,619)	(24,296,020)	(44,675,153)
Institutional Class	(5,632,369)	(13,078,105)	(2,478,314)	(3,835,002)	(9,941,738)	(21,109,359)
Shares repurchased	(9,397,421)	(24,731,182)	(6,875,884)	(15,257,621)	(34,237,758)	(65,784,512)
Net increase (decrease) from capital share transactions	(2,198,342)	6,595,389	(112,208)	(12,812,542)	(24,599,366)	(28,235,613)
Total increase (decrease) in net assets	32,926,360	7,940,282	9,207,514	(17,630,498)	(13,290,709)	(21,908,441)
NET ASSETS:
Beginning of period	137,461,279	129,520,997	60,563,551	78,194,049	467,518,181	489,426,622
End of period	$170,387,639	$137,461,279	$69,771,065	$60,563,551	$454,227,472	$467,518,181
FUND SHARE TRANSACTIONS:
Shares sold
Investor Class	33,792	248,756	47,701	54,801	76,945	427,869
Institutional Class	95,430	247,975	364,558	95,158	203,329	579,444
	129,222	496,731	412,259	149,959	280,274	1,007,313
Reinvested dividends and distributions
Investor Class	—	28,901	—	—	112,939	493,371
Institutional Class	—	66,541	—	—	69,578	286,115
	—	95,442	—	—	182,517	779,486
Shares Issued	129,222	592,173	412,259	149,959	462,791	1,786,799
Shares repurchased
Investor Class	(68,225)	(224,423)	(274,176)	(700,543)	(1,169,159)	(2,127,628)
Institutional Class	(100,230)	(247,728)	(154,967)	(233,877)	(472,880)	(1,009,263)
Total Shares Repurchased	(168,455)	(472,151)	(429,143)	(934,420)	(1,642,039)	(3,136,891)
Net increase (decrease) in fund shares	(39,233)	120,022	(16,884)	(784,461)	(1,179,248)	(1,350,092)

The accompanying notes are an integral part of these financial statements.

57

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo Growth Fund		Buffalo Growth & Income Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$(333,810)	$(577,396)	$1,055,901	$1,933,885
Net realized gain (loss)	6,953,545	16,508,973	(1,006,055)	608,273
Net change in unrealized appreciation/depreciation	29,482,119	(8,867,579)	15,942,433	8,685,534
Net increase (decrease) in net assets resulting from operations	36,101,854	7,063,998	15,992,279	11,227,692
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	—	(6,671,101)	(252,554)	(837,877)
Institutional Class	—	(7,770,913)	(754,287)	(2,057,216)
Total distributions	—	(14,442,014)	(1,006,841)	(2,895,093)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	849,530	2,715,058	4,235,515	7,640,430
Institutional Class	1,636,144	6,586,434	6,587,259	17,506,947
Reinvested dividends and distributions
Investor Class	—	6,557,681	250,527	832,550
Institutional Class	—	7,581,307	716,816	1,967,359
Shares Issued	2,485,674	23,440,480	11,790,117	27,947,286
Redemptions
Investor Class	(4,503,505)	(20,865,184)	(4,427,693)	(21,175,441)
Institutional Class	(4,397,713)	(11,970,871)	(5,197,882)	(16,121,740)
Shares repurchased	(8,901,218)	(32,836,055)	(9,625,575)	(37,297,181)
Net increase (decrease) from capital share transactions	(6,415,544)	(9,395,575)	2,164,542	(9,349,895)
Total increase (decrease) in net assets	29,686,310	(16,773,591)	17,149,980	(1,017,296)
NET ASSETS:
Beginning of period	162,174,483	178,948,074	163,549,137	164,566,433
End of period	$191,860,793	$162,174,483	$180,699,117	$163,549,137
FUND SHARE TRANSACTIONS:
Shares sold
Investor Class	24,616	79,657	135,718	246,754
Institutional Class	46,545	189,748	205,092	548,770
	71,161	269,405	340,810	795,524
Reinvested dividends and distributions
Investor Class	—	184,412	7,529	27,359
Institutional Class	—	211,532	21,524	64,341
	—	395,944	29,053	91,700
Shares Issued	71,161	665,349	369,863	887,224
Shares repurchased
Investor Class	(128,509)	(615,930)	(137,527)	(687,639)
Institutional Class	(124,151)	(341,874)	(159,128)	(509,266)
Total Shares Repurchased	(252,660)	(957,804)	(296,655)	(1,196,905)
Net increase (decrease) in fund shares	(181,499)	(292,455)	73,208	(309,681)

The accompanying notes are an integral part of these financial statements.

58

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo High Yield Fund		Buffalo International Fund		Buffalo Mid Cap Discovery Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$25,398,622	$41,202,436	$5,625,953	$7,802,005	$(1,318,216)	$(3,101,320)
Net realized gain (loss)	(8,082,457)	3,750,720	13,990,429	194,351	27,206,552	111,993,317
Net change in unrealized appreciation/depreciation	10,616,165	(6,428,744)	69,046,821	(30,415,485)	17,406,078	(152,645,900)
Net increase (decrease) in net assets resulting from operations	27,932,330	38,524,412	88,663,203	(22,419,129)	43,294,414	(43,753,903)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	(4,615,052)	(8,655,443)	—	(2,222,924)	—	(47,239,639)
Institutional Class	(21,407,901)	(32,458,150)	—	(6,786,829)	—	(15,361,167)
Total distributions	(26,022,953)	(41,113,593)	—	(9,009,753)	—	(62,600,806)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	25,989,142	84,724,163	17,207,785	43,682,666	4,218,887	17,395,647
Institutional Class	98,106,988	278,346,820	87,043,229	200,836,401	3,916,338	19,377,296
Reinvested dividends and distributions
Investor Class	4,451,794	8,317,045	—	2,129,921	—	46,058,889
Institutional Class	19,035,460	29,027,030	—	6,223,550	—	14,648,024
Shares Issued	147,583,384	400,415,058	104,251,014	252,872,538	8,135,225	97,479,856
Redemptions
Investor Class	(39,792,297)	(59,634,228)	(46,887,700)	(138,758,277)	(71,547,971)	(185,990,842)
Institutional Class	(62,150,249)	(120,074,157)	(92,311,543)	(285,782,748)	(21,614,875)	(67,081,614)
Shares repurchased	(101,942,546)	(179,708,385)	(139,199,243)	(424,541,025)	(93,162,846)	(253,072,456)
Net increase (decrease) from capital share transactions	45,640,838	220,706,673	(34,948,229)	(171,668,487)	(85,027,621)	(155,592,600)
Total increase (decrease) in net assets	47,550,215	218,117,492	53,714,974	(203,097,369)	(41,733,207)	(261,947,309)
NET ASSETS:
Beginning of period	665,689,755	447,572,263	877,385,996	1,080,483,365	572,088,745	834,036,054
End of period	$713,239,970	$665,689,755	$931,100,970	$877,385,996	$530,355,538	$572,088,745
FUND SHARE TRANSACTIONS:
Shares sold
Investor Class	2,437,859	7,902,428	755,504	1,987,403	186,175	716,478
Institutional Class	9,222,195	25,974,767	3,802,919	9,149,935	170,203	786,529
	11,660,054	33,877,195	4,558,423	11,137,338	356,378	1,503,007
Reinvested dividends and distributions
Investor Class	418,508	777,428	—	102,845	—	1,884,570
Institutional Class	1,793,568	2,714,535	—	300,364	—	593,278
	2,212,076	3,491,963	—	403,209	—	2,477,848
Shares Issued	13,872,130	37,369,158	4,558,423	11,540,547	356,378	3,980,855
Shares repurchased
Investor Class	(3,760,728)	(5,580,139)	(2,079,148)	(6,336,259)	(3,102,571)	(7,651,118)
Institutional Class	(5,861,511)	(11,206,350)	(4,075,396)	(13,088,054)	(946,627)	(2,714,639)
Total Shares Repurchased	(9,622,239)	(16,786,489)	(6,154,544)	(19,424,313)	(4,049,198)	(10,365,757)
Net increase (decrease) in fund shares	4,249,891	20,582,669	(1,596,121)	(7,883,766)	(3,692,820)	(6,384,902)

The accompanying notes are an integral part of these financial statements.

59

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo Mid Cap Growth Fund		Buffalo Small Cap Growth Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$(194,249)	$(490,091)	$(1,249,336)	$(2,913,660)
Net realized gain (loss)	6,765,202	11,905,813	31,372,291	31,287,852
Net change in unrealized appreciation/depreciation	4,546,500	(16,784,529)	20,081,176	(79,174,165)
Net increase (decrease) in net assets resulting from operations	11,117,453	(5,368,807)	50,204,131	(50,799,973)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	—	(4,624,887)	—	—
Institutional Class	—	(4,807,061)	—	—
Total distributions	—	(9,431,948)	—	—
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	463,982	1,205,159	6,237,844	16,211,861
Institutional Class	2,314,791	5,914,584	8,986,506	41,636,454
Reinvested dividends and distributions
Investor Class	—	4,591,201	—	—
Institutional Class	—	4,727,317	—	—
Shares Issued	2,778,773	16,438,261	15,224,350	57,848,315
Redemptions
Investor Class	(5,767,305)	(14,373,472)	(42,764,542)	(131,986,530)
Institutional Class	(4,000,748)	(9,693,459)	(44,718,537)	(75,363,580)
Shares repurchased	(9,768,053)	(24,066,931)	(87,483,079)	(207,350,110)
Net increase (decrease) from capital share transactions	(6,989,280)	(7,628,670)	(72,258,729)	(149,501,795)
Total increase (decrease) in net assets	4,128,173	(22,429,425)	(22,054,598)	(200,301,768)
NET ASSETS:
Beginning of period	134,634,011	157,063,436	505,687,869	705,989,637
End of period	$138,762,184	$134,634,011	$483,633,271	$505,687,869
FUND SHARE TRANSACTIONS:
Shares sold
Investor Class	28,543	72,476	449,625	1,115,002
Institutional Class	139,749	352,814	638,152	2,821,078
	168,292	425,290	1,087,777	3,936,080
Reinvested dividends and distributions
Investor Class	—	265,234	—	—
Institutional Class	—	270,596	—	—
	—	535,830	—	—
Shares Issued	168,292	961,120	1,087,777	3,936,080
Shares repurchased
Investor Class	(351,444)	(863,475)	(3,019,111)	(9,008,122)
Institutional Class	(238,744)	(575,827)	(3,142,740)	(5,117,528)
Total Shares Repurchased	(590,188)	(1,439,302)	(6,161,851)	(14,125,650)
Net increase (decrease) in fund shares	(421,896)	(478,182)	(5,074,074)	(10,189,570)

The accompanying notes are an integral part of these financial statements.

60

BUFFALO BLUE CHIP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.52	$48.83	$35.13	$40.21	$46.23	$29.53
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.03)	(0.03)	0.03	(0.01)	(0.16)	(0.07)
Net gains (losses) on securities (both realized and unrealized)(2)	12.74	2.69	13.68	(4.12)	5.59	16.83
Total from investment operations	12.71	2.66	13.71	(4.13)	5.43	16.76
LESS DISTRIBUTIONS:
Distributions from investment income	—	(0.06)	(0.01)	—	—	(0.06)
Distributions from capital gains	—	(1.91)	—	(0.95)	(11.45)	—
Total distributions	—	(1.97)	(0.01)	(0.95)	(11.45)	(0.06)
Net asset value, end of period	$62.23	$49.52	$48.83	$35.13	$40.21	$46.23
Total return*	25.64%	5.03%	39.04%	(10.08)%	10.23%	56.78%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$45,416	$37,844	$34,720	$27,414	$35,391	$37,413
Ratio of expenses to average net assets**	0.91%	0.89%	0.88%	0.94%	0.93%	0.94%
Ratio of net investment income (loss) to average net assets**	(0.12)%	(0.06)%	0.08%	(0.03)%	(0.34)%	(0.16)%
Portfolio turnover rate*(3)	28%	53%	36%	46%	83%	7%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile to the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

61

BUFFALO BLUE CHIP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.90	$49.13	$35.32	$40.37	$46.30	$29.56
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.00(2)	0.03	0.08	0.04	(0.09)	(0.00)(2)
Net gains (losses) on securities (both realized and unrealized)	12.85	2.71	13.76	(4.14)	5.61	16.85
Total from investment operations	12.85	2.74	13.84	(4.10)	5.52	16.85
LESS DISTRIBUTIONS:
Distributions from investment income	—	(0.06)	(0.03)	—	—	(0.11)
Distributions from capital gains	—	(1.91)	—	(0.95)	(11.45)	—
Total distributions	—	(1.97)	(0.03)	(0.95)	(11.45)	(0.11)
Net asset value, end of period	$62.75	$49.90	$49.13	$35.32	$40.37	$46.30
Total return*	25.70%	5.16%	39.19%	(9.97)%	10.42%	57.02%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$124,971	$99,617	$94,801	$66,876	$78,082	$71,394
Ratio of expenses to average net assets**	0.78%	0.77%	0.78%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets**	0.01%	0.06%	0.18%	0.11%	(0.19)%	(0.01)%
Portfolio turnover rate*(3)	28%	53%	36%	46%	83%	7%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

62

BUFFALO EARLY STAGE GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.94	$16.16	$15.05	$17.75	$23.88	$12.50
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.08)	(0.13)	(0.11)	(0.17)	(0.28)	(0.25)
Net gains (losses) on securities (both realized and unrealized)	2.41	(1.09)	1.22	(2.36)	(2.60)	14.11
Total from investment operations	2.33	(1.22)	1.11	(2.53)	(2.88)	13.86
LESS DISTRIBUTIONS:
Distributions from capital gains	—	—	—	(0.17)	(3.25)	(2.48)
Total distributions	—	—	—	(0.17)	(3.25)	(2.48)
Net asset value, end of period	$17.27	$14.94	$16.16	$15.05	$17.75	$23.88
Total return*	15.60%	(7.55)%	7.38%	(14.23)%	(13.32)%	112.86%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$31,617	$30,736	$43,681	$50,837	$68,232	$82,824
Ratio of expenses to average net assets**	1.50%	1.38%	1.44%	1.49%	1.45%	1.50%
Ratio of net investment loss to average net assets**	(0.96)%	(0.81)%	(0.78)%	(1.11)%	(1.22)%	(1.24)%
Portfolio turnover rate*(2)	25%	18%	20%	10%	34%	54%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

63

BUFFALO EARLY STAGE GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.06	$16.29	$15.16	$17.84	$23.96	$12.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.07)	(0.13)	(0.10)	(0.15)	(0.24)	(0.22)
Net gains (losses) on securities (both realized and unrealized)	2.43	(1.10)	1.23	(2.36)(2)	(2.63)	14.15
Total from investment operations	2.36	(1.23)	1.13	(2.51)(2)	(2.87)	13.93
LESS DISTRIBUTIONS:
Distributions from capital gains	—	—	—	(0.17)	(3.25)	(2.48)
Total distributions	—	—	—	(0.17)	(3.25)	(2.48)
Net asset value, end of period	$17.42	$15.06	$16.29	$15.16	$17.84	$23.96
Total return*	15.67%	(7.55)%	7.45%	(14.05)%	(13.20)%	113.25%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$38,154	$29,828	$34,513	$34,457	$44,458	$49,023
Ratio of expenses to average net assets**	1.36%	1.35%	1.34%	1.34%	1.32%	1.35%
Ratio of net investment loss to average net assets**	(0.81)%	(0.77)%	(0.68)%	(0.96)%	(1.07)%	(1.09)%
Portfolio turnover rate*(3)	25%	18%	20%	10%	34%	54%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

64

BUFFALO FLEXIBLE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.16	$20.87	$18.11	$19.03	$16.24	$11.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18	0.32	0.33	0.30	0.29	0.29
Net gains (losses) on securities (both realized and unrealized)	0.57	0.75	3.09	(0.46)	3.48	4.53
Total from investment operations	0.75	1.07	3.42	(0.16)	3.77	4.82
LESS DISTRIBUTIONS:
Distributions from investment income	(0.19)	(0.33)	(0.35)	(0.30)	(0.29)	(0.30)
Distributions from capital gains	—	(0.45)	(0.31)	(0.46)	(0.69)	(0.21)
Total distributions	(0.19)	(0.78)	(0.66)	(0.76)	(0.98)	(0.51)
Net asset value, end of period	$21.72	$21.16	$20.87	$18.11	$19.03	$16.24
Total return*	3.59%	5.17%	19.37%	(0.87)%	23.81%	40.94%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$263,818	$277,764	$299,209	$300,336	$314,134	$277,906
Ratio of expenses to average net assets**	1.01%	1.00%	1.01%	1.01%	1.01%	1.01%
Ratio of net investment income to average net assets**	1.75%	1.54%	1.77%	1.66%	1.60%	2.04%
Portfolio turnover rate*(2)	0%	0%	1%	1%	4%	1%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

65

BUFFALO FLEXIBLE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.15	$20.87	$18.10	$19.03	$16.24	$11.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.20	0.35	0.37	0.33	0.32	0.31
Net gains (losses) on securities (both realized and unrealized)	0.57	0.74	3.09	(0.47)	3.48	4.53
Total from investment operations	0.77	1.09	3.46	(0.14)	3.80	4.84
LESS DISTRIBUTIONS:
Distributions from investment income	(0.21)	(0.36)	(0.38)	(0.33)	(0.32)(2)	(0.32)
Distributions from capital gains	—	(0.45)	(0.31)	(0.46)	(0.69)	(0.21)
Total distributions	(0.21)	(0.81)	(0.69)	(0.79)	(1.01)	(0.53)
Net asset value, end of period	$21.71	$21.15	$20.87	$18.10	$19.03	$16.24
Total return*	3.67%	5.28%	19.61%	(0.78)%	24.00%	41.15%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$190,409	$189,754	$190,217	$168,935	$175,891	$147,802
Ratio of expenses to average net assets**	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets**	1.90%	1.68%	1.92%	1.81%	1.75%	2.19%
Portfolio turnover rate*(3)	0%	0%	1%	1%	4%	1%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

66

BUFFALO GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.74	$33.15	$25.79	$30.83	$31.07	$21.20
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.08)	(0.13)	(0.11)	(0.08)(2)	(0.13)	(0.06)(2)
Net gains (losses) on securities (both realized and unrealized)	7.26	1.70	9.14	(3.89)	3.25	11.46
Total from investment operations	7.18	1.57	9.03	(3.97)(2)	3.12	11.40(2)
LESS DISTRIBUTIONS:
Distributions from capital gains	—	(2.98)	(1.67)	(1.07)	(3.36)	(1.53)
Total distributions	—	(2.98)	(1.67)	(1.07)	(3.36)	(1.53)
Net asset value, end of period	$38.92	$31.74	$33.15	$25.79	$30.83	$31.07
Total return*	22.62%	3.77%	36.01%	(12.55)%	9.56%	53.98%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$86,880	$74,144	$89,113	$73,408	$103,336	$112,399
Ratio of expenses to average net assets**	0.91%	0.87%	0.87%	0.92%	0.92%	0.92%
Ratio of net investment loss to average net assets**	(0.45)%	(0.38)%	(0.34)%	(0.34)%	(0.40)%	(0.19)%
Portfolio turnover rate*(3)	6%	4%	9%	11%	13%	21%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

67

BUFFALO GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.00	$33.38	$25.93	$30.95	$31.13	$21.20
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.06)	(0.10)	(0.08)	(0.05)	(0.08)	(0.01)
Net gains (losses) on securities (both realized and unrealized)	7.33	1.70	9.20	(3.90)	3.26(2)	11.47
Total from investment operations	7.27	1.60	9.12	(3.95)	3.18	11.46
LESS DISTRIBUTIONS:
Distributions from capital gains	—	(2.98)	(1.67)	(1.07)	(3.36)	(1.53)
Total distributions	—	(2.98)	(1.67)	(1.07)	(3.36)	(1.53)
Net asset value, end of period	$39.27	$32.00	$33.38	$25.93	$30.95	$31.13
Total return*	22.72%	3.84%	36.16%	(12.44)%	9.74%	54.26%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$104,981	$88,030	$89,835	$69,473	$91,997	$86,046
Ratio of expenses to average net assets**	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of net investment loss to average net assets**	(0.31)%	(0.28)%	(0.26)%	(0.19)%	(0.25)%	(0.04)%
Portfolio turnover rate*(3)	6%	4%	9%	11%	13%	21%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

68

BUFFALO GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.64	$30.04	$24.07	$25.79	$23.16	$15.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18	0.34	0.35	0.25	0.14	0.12
Net gains (losses) on securities (both realized and unrealized)	2.81	1.78	6.15	(1.36)	2.94	8.06
Total from investment operations	2.99	2.12	6.50	(1.11)	3.08	8.18
LESS DISTRIBUTIONS:
Distributions from investment income	(0.17)	(0.52)	(0.41)	(0.23)	(0.14)	(0.12)
Distributions from capital gains	—	—	(0.12)	(0.38)	(0.31)	—
Total distributions	(0.17)	(0.52)	(0.53)	(0.61)	(0.45)	(0.12)
Net asset value, end of period	$34.46	$31.64	$30.04	$24.07	$25.79	$23.16
Total return*	9.49%	7.13%	27.31%	(4.22)%	13.39%	54.29%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$49,133	$44,922	$55,070	$32,256	$30,895	$28,605
Ratio of expenses to average net assets**	0.92%	0.91%	0.93%	0.93%	0.93%	0.94%
Ratio of net investment income to average net assets**	1.13%	1.08%	1.29%	1.07%	0.56%	0.63%
Portfolio turnover rate*(2)	1%	3%	4%	2%	4%	20%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

69

BUFFALO GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.65	$30.04	$24.07	$25.78	$23.16	$15.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.38	0.38	0.29	0.18	0.15
Net gains (losses) on securities (both realized and unrealized)	2.82	1.79	6.15	(1.35)	2.93	8.06
Total from investment operations	3.03	2.17	6.53	(1.06)	3.11	8.21
LESS DISTRIBUTIONS:
Distributions from investment income	(0.20)	(0.56)	(0.44)	(0.27)	(0.18)	(0.15)
Distributions from capital gains	—	—	(0.12)	(0.38)	(0.31)	—
Total distributions	(0.20)	(0.56)	(0.56)	(0.65)	(0.49)	(0.15)
Net asset value, end of period	$34.48	$31.65	$30.04	$24.07	$25.78	$23.16
Total return*	9.59%	7.30%	27.47%	(4.04)%	13.51%	54.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$131,566	$118,627	$109,497	$87,932	$85,946	$72,405
Ratio of expenses to average net assets**	0.77%	0.78%	0.78%	0.78%	0.78%	0.79%
Ratio of net investment income to average net assets**	1.27%	1.21%	1.44%	1.22%	0.71%	0.78%
Portfolio turnover rate*(2)	1%	3%	4%	2%	4%	20%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

70

BUFFALO HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.63	$10.64	$10.20	$11.23	$11.82	$9.72
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.39	0.77	0.74	0.61	0.48	0.48
Net gains (losses) on securities (both realized and unrealized)	0.04	(0.01)	0.44	(0.81)(2)	(0.24)	2.11(2)
Total from investment operations	0.43	0.76	1.18	(0.20)(2)	0.24	2.59
LESS DISTRIBUTIONS:
Distributions from investment income	(0.38)	(0.77)	(0.74)	(0.64)	(0.48)	(0.49)
Distributions from capital gains	—	—	—	(0.19)	(0.35)(2)	(0.00)(3)
Total distributions	(0.38)	(0.77)	(0.74)	(0.83)	(0.83)	(0.49)
Net asset value, end of period	$10.68	$10.63	$10.64	$10.20	$11.23	$11.82
Total return*	4.10%	7.29%	12.07%	(1.63)%	1.97%	27.07%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$131,098	$140,076	$107,241	$58,920	$50,581	$50,110
Ratio of expenses to average net assets**	1.01%	1.01%	1.02%	1.05%	1.02%	1.02%
Ratio of net investment income to average net assets**	7.24%	7.15%	7.18%	5.88%	4.09%	4.38%
Portfolio turnover rate*(4)	17%	29%	26%	30%	41%	66%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Less than $0.01 per share.
(4)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

71

BUFFALO HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.62	$10.63	$10.19	$11.22	$11.81	$9.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.39	0.78	0.76	0.63	0.50	0.50
Net gains (losses) on securities (both realized and unrealized)	0.04	(0.01)	0.44	(0.82)	(0.24)	2.10
Total from investment operations	0.43	0.77	1.20	(0.19)	0.26	2.60
LESS DISTRIBUTIONS:
Distributions from investment income	(0.40)	(0.78)	(0.76)	(0.65)	(0.50)	(0.50)
Distributions from capital gains	—	—	—	(0.19)	(0.35)	(0.00)(2)
Total distributions	(0.40)	(0.78)	(0.76)	(0.84)	(0.85)	(0.50)
Net asset value, end of period	$10.65	$10.62	$10.63	$10.19	$11.22	$11.81
Total return*	4.17%	7.45%	12.24%	(1.49)%	2.12%	27.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$582,142	$525,613	$340,331	$250,464	$245,858	$225,715
Ratio of expenses to average net assets**	0.86%	0.86%	0.86%	0.89%	0.87%	0.86%
Ratio of net investment income to average net assets**	7.39%	7.30%	7.33%	6.03%	4.24%	4.51%
Portfolio turnover rate*(3)	17%	29%	26%	30%	41%	66%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

72

BUFFALO INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.64	$22.31	$20.23	$20.65	$20.51	$13.54
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.13	0.15	0.18	0.13	0.03	0.04
Net gains (losses) on securities (both realized and unrealized)	2.13	(0.65)	2.03	(0.22)	0.39	6.98
Total from investment operations	2.26	(0.50)	2.21	(0.09)	0.42	7.02
LESS DISTRIBUTIONS:
Distributions from investment income	—	(0.17)	(0.13)	(0.08)	(0.02)	(0.05)
Distributions from capital gains	—	—	—	(0.25)	(0.26)	(0.00)(2)
Total distributions	—	(0.17)	(0.13)	(0.33)	(0.28)	(0.05)
Net asset value, end of period	$23.90	$21.64	$22.31	$20.23	$20.65	$20.51
Total return*	10.40%	(2.19)%	10.89%	(0.21)%	1.94%	51.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$245,370	$250,875	$353,298	$253,664	$263,120	$260,044
Ratio of expenses to average net assets**	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Ratio of net investment income to average net assets**	1.13%	0.67%	0.84%	0.71%	0.14%	0.22%
Portfolio turnover rate*(3)	9%	10%	1%	8%	13%	14%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

73

BUFFALO INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.66	$22.33	$20.25	$20.67	$20.53	$13.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.15	0.18	0.20	0.16	0.06	0.07
Net gains (losses) on securities (both realized and unrealized)	2.12	(0.64)	2.03	(0.22)	0.39	6.99
Total from investment operations	2.27	(0.46)	2.23	(0.06)	0.45	7.06
LESS DISTRIBUTIONS:
Distributions from investment income	—	(0.21)	(0.15)	(0.11)	(0.05)	(0.08)
Distributions from capital gains	—	—	—	(0.25)	(0.26)	(0.00)(2)
Total distributions	—	(0.21)	(0.15)	(0.36)	(0.31)	(0.08)
Net asset value, end of period	$23.93	$21.66	$22.33	$20.25	$20.67	$20.53
Total return*	10.48%	(2.01)%	11.08%	(0.09)%	2.08%	52.12%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$685,731	$626,511	$727,185	$356,850	$316,602	$285,595
Ratio of expenses to average net assets**	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income to average net assets**	1.28%	0.82%	0.99%	0.86%	0.29%	0.37%
Portfolio turnover rate*(3)	9%	10%	1%	8%	13%	14%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

74

BUFFALO MID CAP DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.73	$25.50	$21.30	$25.31	$30.82	$19.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.06)	(0.11)	(0.08)	(0.12)	(0.21)	(0.18)
Net gains (losses) on securities (both realized and unrealized)	1.76	(1.35)	4.28	(2.52)	(0.93)	13.51
Total from investment operations	1.70	(1.46)	4.20	(2.64)	(1.14)	13.33
LESS DISTRIBUTIONS:
Distributions from capital gains	—	(2.31)	—	(1.37)	(4.37)	(2.39)
Total distributions	—	(2.31)	—	(1.37)	(4.37)	(2.39)
Net asset value, end of period	$23.43	$21.73	$25.50	$21.30	$25.31	$30.82
Total return*	7.82%	(6.73)%	19.72%	(10.12)%	(4.58)%	67.49%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$398,076	$432,473	$636,244	$722,077	$1,099,258	$1,442,145
Ratio of expenses to average net assets**	1.01%	0.99%	1.00%	1.01%	1.00%	1.01%
Ratio of net investment loss to average net assets**	(0.50)%	(0.47)%	(0.35)%	(0.58)%	(0.70)%	(0.64)%
Portfolio turnover rate*(2)	33%	33%	42%	26%	41%	84%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

75

BUFFALO MID CAP DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.96	$25.72	$21.46	$25.44	$30.92	$19.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.04)	(0.08)	(0.05)	(0.09)	(0.17)	(0.14)
Net gains (losses) on securities (both realized and unrealized)	1.79	(1.37)	4.31	(2.52)	(0.94)	13.54
Total from investment operations	1.75	(1.45)	4.26	(2.61)	(1.11)	13.40
LESS DISTRIBUTIONS:
Distributions from capital gains	—	(2.31)	—	(1.37)	(4.37)	(2.39)
Total distributions	—	(2.31)	—	(1.37)	(4.37)	(2.39)
Net asset value, end of period	$23.71	$21.96	$25.72	$21.46	$25.44	$30.92
Total return*	7.87%	(6.63)%	19.85%	(9.94)%	(4.46)%	67.75%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$132,279	$139,616	$197,792	$186,695	$363,369	$337,999
Ratio of expenses to average net assets**	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment loss to average net assets**	(0.35)%	(0.33)%	(0.20)%	(0.43)%	(0.55)%	(0.50)%
Portfolio turnover rate*(2)	33%	33%	42%	26%	41%	84%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

76

BUFFALO MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.59	$17.25	$14.72	$17.72	$20.19	$13.02
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.03)	(0.07)	(0.06)	(0.07)	(0.11)	(0.11)
Net gains (losses) on securities (both realized and unrealized)	1.33	(0.46)	3.44	(2.19)	(0.10)	8.61
Total from investment operations	1.30	(0.53)	3.38	(2.26)	(0.21)	8.50
LESS DISTRIBUTIONS:
Distributions from capital gains	—	(1.13)	(0.85)	(0.74)	(2.26)	(1.33)
Total distributions	—	(1.13)	(0.85)	(0.74)	(2.26)	(1.33)
Net asset value, end of period	$16.89	$15.59	$17.25	$14.72	$17.72	$20.19
Total return*	8.34%	(3.72)%	23.74%	(12.58)%	(1.55)%	65.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$64,709	$64,767	$80,729	$73,144	$96,992	$107,061
Ratio of expenses to average net assets**	1.03%	1.00%	0.97%	1.03%	1.02%	1.03%
Ratio of net investment loss to average net assets**	(0.36)%	(0.40)%	(0.39)%	(0.48)%	(0.56)%	(0.63)%
Portfolio turnover rate*(2)	14%	13%	17%	23%	19%	41%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

77

BUFFALO MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.74	$17.39	$14.82	$17.81	$20.24	$13.03
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.02)	(0.05)	(0.04)	(0.05)	(0.08)	(0.09)
Net gains (losses) on securities (both realized and unrealized)	1.35	(0.47)	3.46	(2.20)	(0.09)	8.63
Total from investment operations	1.33	(0.52)	3.42	(2.25)	(0.17)	8.54
LESS DISTRIBUTIONS:
Distributions from capital gains	—	(1.13)	(0.85)	(0.74)	(2.26)	(1.33)
Total distributions	—	(1.13)	(0.85)	(0.74)	(2.26)	(1.33)
Net asset value, end of period	$17.07	$15.74	$17.39	$14.82	$17.81	$20.24
Total return*	8.32%	(3.63)%	23.85%	(12.46)%	(1.34)%	66.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$74,053	$69,867	$76,334	$65,699	$82,831	$83,642
Ratio of expenses to average net assets**	0.88%	0.87%	0.87%	0.88%	0.87%	0.88%
Ratio of net investment loss to average net assets**	(0.21)%	(0.27)%	(0.29)%	(0.33)%	(0.41)%	(0.48)%
Portfolio turnover rate*(2)	14%	13%	17%	23%	19%	41%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

78

BUFFALO SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.41	$14.73	$14.18	$16.11	$22.14	$10.94
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.04)	(0.07)	(0.06)	(0.07)	(0.17)	(0.15)
Net gains (losses) on securities (both realized and unrealized)	1.45	(1.25)	0.61	(1.86)	(3.27)	13.23
Total from investment operations	1.41	(1.32)	0.55	(1.93)	(3.44)	13.08
LESS DISTRIBUTIONS:
Distributions from capital gains	—	—	—	—	(2.59)	(1.88)
Total distributions	—	—	—	—	(2.59)	(1.88)
Net asset value, end of period	$14.82	$13.41	$14.73	$14.18	$16.11	$22.14
Total return*	10.51%	(8.96)%	3.88%	(11.98)%	(16.93)%	120.78%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$320,990	$324,819	$473,215	$575,979	$697,647	$801,388
Ratio of expenses to average net assets**	0.99%	0.88%	0.96%	0.98%	1.01%	1.01%
Ratio of net investment loss to average net assets**	(0.55)%	(0.48)%	(0.42)%	(0.50)%	(0.83)%	(0.81)%
Portfolio turnover rate*(2)	25%	20%	26%	44%	59%	63%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

79

BUFFALO SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Years Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.51	$14.84	$14.26	$16.19	$22.20	$10.96
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.03)	(0.07)	(0.04)	(0.05)	(0.14)	(0.12)(2)
Net gains (losses) on securities (both realized and unrealized)	1.46	(1.26)	0.62	(1.88)	(3.28)	13.24
Total from investment operations	1.43	(1.33)	0.58	(1.93)	(3.42)	13.12(2)
LESS DISTRIBUTIONS:
Distributions from capital gains	—	—	—	—	(2.59)	(1.88)
Total distributions	—	—	—	—	(2.59)	(1.88)
Net asset value, end of period	$14.94	$13.51	$14.84	$14.26	$16.19	$22.20
Total return*	10.58%	(8.96)%	4.07%	(11.92)%	(16.79)%	121.14%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$162,643	$180,869	$232,775	$274,065	$281,276	$328,588
Ratio of expenses to average net assets**	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment loss to average net assets**	(0.42)%	(0.45)%	(0.32)%	(0.38)%	(0.68)%	(0.67)%
Portfolio turnover rate*(3)	25%	20%	26%	44%	59%	63%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

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BUFFALO FUNDS
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September 30, 2025 (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES:
The Buffalo Funds (comprised of the Buffalo Blue Chip Growth Fund, Buffalo Early Stage Growth Fund, Buffalo Flexible Allocation Fund, Buffalo Growth Fund, Buffalo Growth & Income Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund, and Buffalo Small Cap Growth Fund) (the “Buffalo Funds” or “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Buffalo Early Stage Growth Fund, Buffalo Flexible Allocation Fund, Buffalo Growth & Income Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund and Buffalo Small Cap Growth Fund is classified as a “diversified” open-end management investment company under the 1940 Act. Each of the Buffalo Blue Chip Growth Fund and Buffalo Growth Fund is classified as a “non-diversified” open-end management investment company under the 1940 Act. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate Fund. Kornitzer Capital Management, Inc. (“Adviser” or “KCM”) is the Funds’ investment adviser.
Each Fund offers two classes of shares, Investor Class and Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. The shareholder servicing fees for the Investor Class represent the class specific expenses. See Note 5 for more information regarding shareholder servicing fees for the Investor Class.
The investment objective of each of the Buffalo Blue Chip Growth Fund, Buffalo Early Stage Growth Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund, and Buffalo Small Cap Growth Fund is long-term growth of capital. The investment objective of the Buffalo Flexible Allocation Fund is high current income, with long-term growth of capital as a secondary objective. The investment objective of each of the Buffalo Growth & Income Fund and Buffalo High Yield Fund is current income, with long-term growth of capital as a secondary objective.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
A.
Investment Valuation – In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.

Equity securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to KCM, as the Funds’ valuation designee, in accordance with new Rule 2a-5 of the 1940 Act. Some of the

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factors that have been or may be considered by KCM as applicable in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2025, the Buffalo International Fund and Buffalo Small Cap Growth Fund held securities valued at fair value as determined in good faith by KCM, as valuation designee, at such time. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service that employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”). As of September 30, 2025, the Buffalo International Fund held 54 securities where a foreign fair value factor was applied, with a market value of $582,061,144 or 62.51% of total net assets.
Debt securities, including treasury bills, commercial paper, corporate and convertible bonds, bank loans, etc., and short-term debt instruments with remaining maturities of 60 days or less are normally valued at the mean in accordance with prices supplied by an approved pricing service. If there is no trade on the valuation date, then the security will be priced at the mean between the most recent bid and ask prices.
Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ valuation policies.
ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 –	Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 –	Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by KCM, along with any other relevant factors, in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as

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of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 7.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of September 30, 2025. These assets are measured on a recurring basis.
Buffalo Blue Chip Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 159,979,656	$—	$—	$ 159,979,656
Exchange Traded Funds	1,718,907	—	—	1,718,907
Money Market Funds	8,433,512	—	—	8,433,512
Total*	$ 170,132,075	$—	$—	$ 170,132,075

Buffalo Early Stage Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$68,728,025	$—	$—	$68,728,025
Real Estate Investment Trusts	682,380	—	—	682,380
Money Market Funds	10,972	—	—	10,972
Total*	$69,421,377	$—	$—	$69,421,377

Buffalo Flexible Allocation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 438,338,677	$—	$—	$ 438,338,677
Real Estate Investment Trusts	14,694,800	—	—	14,694,800
Money Market Funds	1,272,819	—	—	1,272,819
Total*	$ 454,306,296	$—	$—	$ 454,306,296
Written Options	$2,350	$—	$—	$2,350

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Buffalo Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 187,965,780	$—	$—	$ 187,965,780
Money Market Funds	4,004,658	—	—	4,004,658
Total*	$ 191,970,438	$—	$—	$ 191,970,438

Buffalo Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 153,223,561	$—	$—	$ 153,223,561
Real Estate Investment Trusts	11,957,451	—	—	11,957,451
Convertible Bonds	—	4,048,696	—	4,048,696
Convertible Preferred Stocks	1,982,100	—	—	1,982,100
Money Market Funds	9,496,632	—	—	9,496,632
Total*	$ 176,659,744	$4,048,696	$—	$180,708,440

Buffalo High Yield Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$ 444,475,433	$—	$ 444,475,433
Bank Loans	—	193,236,824	—	193,236,824
Convertible Preferred Stocks	16,073,400	—	—	16,073,400
Convertible Bonds	—	13,653,442	—	13,653,442
Money Market Funds	36,609,897	—	—	36,609,897
Total*	$52,683,297	$ 651,365,699	$—	$ 704,048,996

Buffalo International Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 292,702,739	$ 582,061,144	$—	$ 874,763,883
Warrants	—	—	0	0
Money Market Funds	47,262,580	—	—	47,262,580
Total*	$ 339,965,319	$ 582,061,144	$0	$ 922,026,463

Buffalo Mid Cap Discovery Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 495,857,359	$—	$—	$ 495,857,359
Money Market Funds	28,012,817	—	—	28,012,817
Total*	$ 523,870,176	$—	$—	$ 523,870,176

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Buffalo Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 131,342,470	$—	$—	$ 131,342,470
Real Estate Investment Trusts	1,781,400	—	—	1,781,400
Money Market Funds	5,750,684	—	—	5,750,684
Total*	$ 138,874,554	$—	$—	$ 138,874,554

Buffalo Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 469,621,179	$—	$949	$ 469,622,128
Money Market Funds	16,171,489	—	—	16,171,489
Total*	$ 485,792,668	$—	$949	$ 485,793,617

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedules of investments.
The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2025:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended September 30, 2025
Fair Value as of 3/31/2025	$ 0
Total unrealized gains included in earnings	—
Realized gains included in earnings	—
Purchases	—
Sales	—
Fair Value as of 9/30/2025	$0
The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
The following is a reconciliation of the Buffalo Small Cap Growth Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2025:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended September 30, 2025
Fair Value as of 3/31/2025	$949
Total unrealized gains included in earnings	—
Realized gains included in earnings	—
Purchases	—
Sales	—
Fair Value as of 9/30/2025	$ 949
The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets. Level 3 holdings as of September 30, 2025, are immaterial and, other than the reconciliation of investments above, no further quantitative information about Level 3 Fair Value Measurements has been included.
B.
Federal Income Taxes – Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. Therefore, no federal income tax provision has been provided.

At September 30, 2025, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as other expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
The Funds have analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Open tax years include the tax years ended March 31, 2022 through March 31, 2025. The Funds have no such examinations in progress.
C.
Investment Transactions and Investment Income – Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recognized on the accrual basis. Net fee income from bank loan investments is included in interest income for the Buffalo High Yield Fund. Realized gains and losses from investment transactions are reported on the identified cost basis. Gains from the repayment of bank loan principal are included in realized gains. All discounts/premiums are accreted/amortized over the lives of the respective securities for financial reporting purposes and are included in interest income.

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
D.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex- dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”). These differences are primarily due to differing treatments for premium amortization on debt securities, deferral of late year and wash sale losses, and partnership investment income.

E.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from such estimates.

F.
Foreign Currency Translation – Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for tax purposes.

G.
Purchased and Written Option Contracts – Certain Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Funds’ fair valuation guidelines.
The Funds may use options with the objective to generate income as a non-principal investment strategy. Currently, the Buffalo Flexible Allocation Fund makes use of the options strategy to a greater extent than the other Funds because high current income generation is

87

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
a primary investment objective of the Buffalo Flexible Allocation Fund. The primary strategy used by Buffalo Flexible Allocation Fund to achieve high current income generation through the use of options is to write covered calls with the strike price above the cost basis and the value the portfolio managers believe will be achieved before the expiration of the option and also at a value that the portfolio managers are willing to sell if the option is exercised. The collected premiums generate income for the Fund, and if the option is exercised, a gain will also be achieved. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds. See Note 6 for written option activity.
H.
Indemnifications – Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

I.
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Shareholder Servicing Fees (See Note 5), are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.

J.
Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Fund’s Principal Financial Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

2. FEDERAL TAX MATTERS:
The tax character of distributions paid during the six months ended September 30, 2025, and the year ended March 31, 2025, were as follows:

	Six Months Ended September 30, 2025		Year Ended March 31, 2025
Funds	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Buffalo Blue Chip Growth Fund	$—	$ —	$166,502	$5,277,543
Buffalo Early Stage Growth Fund	—	—	—	—
Buffalo Flexible Allocation Fund	4,237,787	—	8,128,134	9,774,742
Buffalo Growth Fund	—	—	—	14,442,014
Buffalo Growth & Income Fund	1,006,841	—	2,895,093	—
Buffalo High Yield Fund	26,022,953	—	41,113,593	—
Buffalo International Fund	—	—	9,009,753	—
Buffalo Mid Cap Discovery Fund	—	—	—	62,600,806
Buffalo Mid Cap Growth Fund	—	—	143,208	9,288,740
Buffalo Small Cap Growth Fund	—	—	—	—

88

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
For tax purposes, distributions from short-term capital gain distributions are included in ordinary income distributions.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended March 31, 2025, the following table shows the reclassifications made:

Funds	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Buffalo Blue Chip Growth Fund	$(552,704)	$552,704
Buffalo Early Stage Growth Fund	520,040	(520,040)
Buffalo Flexible Allocation Fund	(1,260,632)	1,260,632
Buffalo Growth Fund	(770,471)	770,471
Buffalo Growth & Income Fund	(178,372)	178,372
Buffalo High Yield Fund	—	—
Buffalo International Fund	—	—
Buffalo Mid Cap Discovery Fund	(10,953,062)	10,953,062
Buffalo Mid Cap Growth Fund	(707,465)	707,465
Buffalo Small Cap Growth Fund	3,294,198	(3,294,198)

The permanent differences primarily relate to net operating losses, partnership adjustments and utilization of earnings and profit distributions to shareholders on redemption of shares.
As of March 31, 2025, the components of distributable earnings (losses) for income tax purposes were as follows:

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
Tax cost of investments(a)	$73,445,693	$48,689,985	$176,899,551	$57,985,593	$78,917,037
Unrealized appreciation	65,624,941	18,179,131	294,784,494	106,777,250	87,215,372
Unrealized depreciation	(2,266,327)	(6,274,384)	(4,214,242)	(2,464,151)	(2,612,890)
Net unrealized appreciation/ depreciation	63,358,614	11,904,747	290,570,252	104,313,099	84,602,482
Undistributed ordinary income	1,177,852	—	234,074	—	—
Undistributed long-term capital gain	3,279,307	—	17,384,730	4,897,929	425,986
Distributable earnings	4,457,159	—	17,618,804	4,897,929	425,986
Other accumulated gain/(loss)	—	(6,242,043)	(107,659)	(165,873)	(480,392)
Total distributable earnings (accumulated deficit)	$67,815,773	$5,662,704	$308,081,397	$109,045,155	$84,548,076

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
Tax cost of investments(a)	$663,540,333	$597,464,655	$434,877,866	$80,711,713	$450,880,845
Unrealized appreciation	13,883,215	313,757,852	152,332,167	57,385,471	124,304,009
Unrealized depreciation	(14,202,860)	(35,199,233)	(28,349,737)	(5,146,209)	(68,969,691)
Net unrealized appreciation/ depreciation	(319,645)	278,558,619	123,982,430	52,239,262	55,334,318
Undistributed ordinary income	2,410,170	734,921	—	—	—
Undistributed long-term capital gain	—	—	53,727,536	5,078,437	—
Distributable earnings	2,410,170	734,921	53,727,536	5,078,437	—
Other accumulated gain/(loss)	(9,751,271)	(55,765)	(862,401)	(248,624)	(82,800,595)
Total distributable earnings (accumulated deficit)	$(7,660,746)	$279,237,775	$176,847,565	$57,069,075	$(27,466,277)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales, premium amortization, publicly traded partnership investments and passive foreign investment companies.
Other accumulated gain/(loss) is generally comprised of capital loss carryover, qualified late year losses, straddle loss deferrals and/or foreign currency unrealized.
(a)	Represents cost of investments including derivatives for federal income tax purposes and may differ from the cost for financial reporting purposes.
As of March 31, 2025, the Buffalo Funds had the following capital loss carryovers available to offset future taxable gains:

Funds	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover	Total Capital Loss Carryover
Buffalo Blue Chip Growth Fund	$—	$—	$—
Buffalo Early Stage Growth Fund	2,074,490	4,040,687	6,115,177
Buffalo Flexible Allocation Fund	—	—	—
Buffalo Growth Fund	—	—	—
Buffalo Growth & Income Fund	—	—	—
Buffalo High Yield Fund	1,529,144	8,222,127	9,751,271
Buffalo International Fund	55,765	—	55,765
Buffalo Mid Cap Discovery Fund	—	—	—
Buffalo Mid Cap Growth Fund	—	—	—
Buffalo Small Cap Growth Fund	82,264,696	—	82,264,696

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
The capital loss carryovers utilized by the Buffalo Funds for the year ended March 31, 2025 were as follows:

Funds	Capital Loss Carryover Utilized
Buffalo Blue Chip Growth Fund	$—
Buffalo Early Stage Growth Fund	3,456,178
Buffalo Flexible Allocation Fund	—
Buffalo Growth Fund	—
Buffalo Growth & Income Fund	—
Buffalo High Yield Fund	2,747,413
Buffalo International Fund	468,562
Buffalo Mid Cap Discovery Fund	—
Buffalo Mid Cap Growth Fund	—
Buffalo Small Cap Growth Fund	31,391,754

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year capital or ordinary losses. Qualified late year capital losses are any net capital losses incurred between November 1, 2024 and the end of their fiscal year, March 31, 2025. Qualified late year ordinary losses are generally losses incurred between January 1, 2025 and the end of their fiscal year, March 31, 2025.
At March 31, 2025, the following Funds deferred, on a tax basis, qualified late year losses, consisting of ordinary and capital losses, as follows:

Funds	Qualified Late-Year Ordinary Losses	Qualified Late-Year Capital Losses
Buffalo Blue Chip Growth Fund	$—	$ —
Buffalo Early Stage Growth Fund	126,866	—
Buffalo Flexible Allocation Fund	—	—
Buffalo Growth Fund	165,874	—
Buffalo Growth & Income Fund	480,392	—
Buffalo High Yield Fund	—	—
Buffalo International Fund	—	—
Buffalo Mid Cap Discovery Fund	862,404	—
Buffalo Mid Cap Growth Fund	248,624	—
Buffalo Small Cap Growth Fund	535,899	—

3. RELATED PARTY TRANSACTIONS:
Management fees are paid to KCM at the rate of 0.85% per annum of the average daily NAVs of the Funds, except for the Buffalo Blue Chip Growth Fund, Buffalo Early Stage Growth Fund, Buffalo Growth Fund and Buffalo Growth & Income Fund that have a management fee rate of 0.75%, 1.30%, 0.75% and 0.75%, respectively. The management fees are for services that include the costs of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian (except for the additional cost of maintaining custody of assets in foreign jurisdictions, when compared to domestic custody costs), independent registered public accounting firm and legal counsel fees; fees and expenses of officers, trustees and other personnel; rent; and other items incidental to corporate administration. Pursuant to a Master Services Agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“GFS”), KCM pays GFS a fee of 0.30% of each Fund’s average daily net assets out of the fees KCM receives from the Funds, except for the Buffalo Blue Chip Growth Fund, Buffalo Growth Fund

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
and Buffalo Growth & Income Fund, where GFS receives 0.25% of such Fund’s average daily net assets. GFS provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of GFS. Certain officers of the Funds are also officers and/or directors of KCM.
With respect to the Buffalo Small Cap Growth Fund only, the annual management fee rate of 0.85% of the Buffalo Small Cap Growth Fund’s average daily net assets is a base fee paid to KCM that is subject to reduced fees paid on assets in excess of certain levels (breakpoints). The fee paid by KCM to GFS is also subject to breakpoints on assets in excess of certain levels. The breakpoint schedules for the management fees paid by the Buffalo Small Cap Growth Fund to KCM and the fees paid by KCM to GFS are set forth in the following table:
BUFFALO SMALL CAP GROWTH FUND FEE BREAKPOINTS

	(As a % of Average Daily Net Assets)
Asset Level	Management Fee	GFS Fee
Assets up to $6 billion	0.85%	0.300%
Assets over $6 billion up to $7 billion	0.80%	0.275%
Assets over $7 billion up to $8 billion	0.75%	0.250%
Assets over $8 billion up to $9 billion	0.70%	0.225%
Assets over $9 billion	0.65%	0.200%

The management fees do not include the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and their shares, insurance, certain trustee expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. With respect to each Fund’s Investor Class, the management fees do not include the shareholder servicing fees.
The Buffalo International Fund incurred $82,622 in custody fees during the six months ended September 30, 2025, and owed $24,297 for custody fees as of September 30, 2025.
4. INVESTMENT TRANSACTIONS:
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the six months ended September 30, 2025, were as follows:

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
Purchases	$41,538,148	$18,910,384	$688,876	$9,865,952	$5,780,728
Proceeds from Sales	45,154,286	15,728,011	24,605,903	17,674,779	2,396,058

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
Purchases	$139,495,129	$75,464,429	$179,141,130	$18,998,180	$118,492,034
Proceeds from Sales	109,164,814	146,956,950	265,147,787	25,284,732	167,455,943

There were no purchases or sales of long-term U.S. government securities for any Funds during the six months ended September 30, 2025.

92

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
5. SHAREHOLDER SERVICING PLAN:
The Trust, on behalf of the Investor Class shares of the Funds, has adopted a Shareholder Servicing Plan, to pay a fee at an annual rate not to exceed 0.15% of average daily net assets of the Investor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. No shareholder servicing fees are charged to the Institutional Class. For the six months ended September 30, 2025, Investor Class shareholder servicing fees were as follows:

Funds	Investor Class Shareholder Servicing Fee
Buffalo Blue Chip Growth Fund	$27,868
Buffalo Early Stage Growth Fund	22,558
Buffalo Flexible Allocation Fund	198,175
Buffalo Growth Fund	56,662
Buffalo Growth & Income Fund	34,180
Buffalo High Yield Fund	97,955
Buffalo International Fund	185,922
Buffalo Mid Cap Discovery Fund	320,781
Buffalo Mid Cap Growth Fund	49,347
Buffalo Small Cap Growth Fund	211,529

6. WRITTEN OPTIONS:
FASB ASC 815, Derivatives and Hedging (ASC 815) requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Allocation Fund maintained positions in derivative instruments or engaged in hedging activities during the six months ended September 30, 2025. For the six months ended September 30, 2025, the quarterly average gross notional amount of derivatives held by the Buffalo Flexible Allocation Fund was $8,718,700, representing holdings in written options. The Fund utilizes these written options as a substitute for a comparable market position in the respective underlying security of the written options.
As of September 30, 2025, the Buffalo Flexible Allocation Fund was invested in written option contracts.
The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2025:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Allocation Fund
Written Options - equity contracts	$2,350

The following is a summary of the effect of derivative investments on the Fund’s Statement of Operations for the six months ended September 30, 2025:

Derivative Investment Type	Realized Gain on Written Options
Buffalo Flexible Allocation Fund
Written Options - equity contracts	$146,502

93

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)

Derivative Investment Type	Change in Unrealized Appreciation/Depreciation on Written Options
Buffalo Flexible Allocation Fund
Written Options - equity contracts	$6,006

During the six months ended September 30, 2025, the Buffalo Flexible Allocation Fund only traded listed derivatives that are not subject to Master Netting Agreements.
7. FOREIGN INVESTMENT RISK:
When the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo International Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo International Fund’s assets at risk of total loss.
Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments and conflicts abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.
8. LINE OF CREDIT:
U.S. Bank, N.A. has made available to the Funds an unsecured line of credit pursuant to a Loan Agreement for the Funds which matures, unless renewed, on July 21, 2026. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds may borrow up to the lesser of $50,000,000 or certain percentage amounts based on the net assets of the Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate. During the six months ended September 30, 2025, none of the Funds had borrowings under the credit facility.
9. BENEFICIAL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. As of September 30, 2025, each Fund, except the Buffalo Small Cap Growth Fund, had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

94

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
10. NEW ACCOUNTING PRONOUNCEMENT:
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures ("ASU 2023-09"). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
11. SUBSEQUENT EVENTS:
Management has evaluated the events and transactions that have occurred after September 30, 2025 and through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment of the financial statements or additional disclosures.

95

BUFFALO FUNDS
ADDITIONAL INFORMATION (Unaudited)
The Buffalo Funds have adopted proxy voting policies and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment adviser, the authority to vote proxies. A description of the Buffalo Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.
The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO, by accessing the SEC’s website at http://www.sec.gov or the Funds’ website at https://buffalofunds.com.
The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Trust files the Schedule of Investments or Written Options with the SEC on Form N-CSR (second and fourth quarters) and as an exhibit to its reports on Form N-PORT (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-PORT on the SEC’s website at http://www.sec.gov.
Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Board for the six months ended September 30, 2025 was $164,500.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

96

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Board for the six months ended September 30, 2025 was $164,500.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Buffalo Funds

By (Signature and Title)*	/s/ Laura Symon Browne
Laura Symon Browne
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	11/26/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laura Symon Browne
Laura Symon Browne
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	11/26/2025